UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: January 31, 2019

Date of reporting period: July 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

SEMI-ANNUAL REPORT

HANCOCK HORIZON FAMILY OF FUNDS

JULY 31, 2018

Burkenroad Small Cap Fund

Diversified Income Fund

Diversified International Fund

Dynamic Asset Allocation Fund

International Small Cap Fund

Louisiana Tax-Free Income Fund

Microcap Fund

Mississippi Tax-Free Income Fund

Quantitative Long/Short Fund

U.S. Small Cap Fund

The Advisors’ Inner Circle Fund II

Hancock Horizon Family of Funds	July 31, 2018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-990-2434; and (ii) on the Commission’s website at http://www.sec.gov.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, 12b-1 fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2018 to July 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return — This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the “Expenses Paid During Period” column.

• Hypothetical 5% return — This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.

July 31, 2018 (Unaudited)

	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Annualized Expense Ratios		Expenses Paid During Period*
Burkenroad Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,044.80	1.15%		$5.83
Investor Class	1,000.00	1,043.80	1.35%		6.84
Class D	1,000.00	1,043.50	1.40%		7.09

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.09	1.15%		$5.76
Investor Class	1,000.00	1,018.10	1.35%		6.76
Class D	1,000.00	1,017.85	1.40%		7.00

Diversified Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,003.60	0.90%		$4.47
Investor Class	1,000.00	1,002.90	1.15%		5.71
Class C	1,000.00	998.70	1.90%		9.42

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.33	0.90%		$4.51
Investor Class	1,000.00	1,019.09	1.15%		5.76
Class C	1,000.00	1,015.37	1.90%		9.49

Diversified International Fund
Actual Fund Return
Institutional Class	$1,000.00	$933.40	1.24%		$5.94
Investor Class	1,000.00	932.60	1.49%		7.14
Class C	1,000.00	928.80	2.24%		10.71

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.65	1.24%		$6.21
Investor Class	1,000.00	1,017.41	1.49%		7.45
Class C	1,000.00	1,013.69	2.24%		11.18

Dynamic Asset Allocation Fund
Actual Fund Return
Institutional Class	$1,000.00	$963.70	1.40%		$6.82
Investor Class	1,000.00	962.50	1.65%		8.03
Class C	1,000.00	958.60	2.40%		11.66

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.85	1.40%		$7.00
Investor Class	1,000.00	1,016.61	1.65%		8.25
Class C	1,000.00	1,012.89	2.40%		11.98

International Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$919.60	1.53%		$7.28
Investor Class	1,000.00	919.10	1.78%		8.47
Class C	1,000.00	919.40	1.58	%(1)	7.54

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.21	1.53%		$7.65
Investor Class	1,000.00	1,015.97	1.78%		8.90
Class C	1,000.00	1,016.96	1.58	%(1)	7.90

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(1)	The Class C Shares are expected to run at the expense limit of 2.55% when Net Assets increase.

	Beginning Account Value 2/1/2018	Ending Account Value 7/31/2018	Annualized Expense Ratios	Expenses Paid During Period*
Louisiana Tax-Free Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,004.40	0.75%	$3.73
Investor Class	1,000.00	1,003.20	1.00%	4.97
Class C	1,000.00	999.40	1.75%	8.68

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Microcap Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,034.80	1.45%	$7.32
Investor Class	1,000.00	1,033.90	1.70%	8.57
Class C	1,000.00	1,029.80	2.45%	12.33

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,017.60	1.45%	$7.25
Investor Class	1,000.00	1,016.36	1.70%	8.50
Class C	1,000.00	1,012.65	2.45%	12.23

Mississippi Tax-Exempt Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,002.40	0.75%	$3.72
Investor Class	1,000.00	1,001.70	1.00%	4.96
Class C	1,000.00	998.00	1.75%	8.67

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.07	0.75%	$3.76
Investor Class	1,000.00	1,019.84	1.00%	5.01
Class C	1,000.00	1,016.12	1.75%	8.75

Quantitative Long/Short Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.50	1.08%	$5.36
Investor Class	1,000.00	1,000.00	1.16%	5.75
Class C	1,000.00	995.50	2.08%	10.29

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.44	1.08%	$5.41
Investor Class	1,000.00	1,019.04	1.16%	5.81
Class C	1,000.00	1,014.48	2.08%	10.39

U.S. Small Cap Fund
Actual Fund Return
Institutional Class	$1,000.00	$967.80	1.10%	$5.37
Investor Class	1,000.00	966.10	1.35%	6.58
Class C	1,000.00	963.10	2.10%	10.22

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.34	1.10%	$5.51
Investor Class	1,000.00	1,018.10	1.35%	6.76
Class C	1,000.00	1,014.38	2.10%	10.49

Schedules of Investments

Burkenroad Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.8%
Aerospace & Defense — 3.1%
HEICO	112,500	$8,591
KLX*	135,000	9,862
Total Aerospace & Defense		18,453
Apparel & Textiles — 1.7%
Oxford Industries	110,000	10,133
Total Apparel & Textiles		10,133
Banks — 11.3%
FCB Financial Holdings, Cl A*	160,000	8,160
Green Bancorp	370,000	8,991
International Bancshares	195,000	8,668
LegacyTexas Financial Group	200,000	8,766
Prosperity Bancshares	120,000	8,418
Synovus Financial	160,000	7,907
Trustmark	222,000	7,812
United Community Banks	260,000	7,808
Total Banks		66,530
Broadcasting, Newspapers and Advertising — 1.3%
Gray Television*	490,000	7,571
Total Broadcasting, Newspapers and Advertising		7,571
Building & Construction — 1.3%
TopBuild*	100,000	7,428
Total Building & Construction		7,428
Chemicals — 4.1%
KMG Chemicals	106,220	7,627
Kraton*	170,000	8,175
Rayonier Advanced Materials	450,000	8,118
Total Chemicals		23,920

Description	Shares	Value (000)
Commercial Services — 4.4%
Advanced Disposal Services*	300,000	$7,380
Insperity	90,000	8,559
Kforce	260,000	9,828
Total Commercial Services		25,767
Computer Software — 2.7%
Ebix	100,000	7,935
RealPage*	140,000	7,714
Total Computer Software		15,649
Electrical Utilities — 1.4%
El Paso Electric	135,000	8,411
Total Electrical Utilities		8,411
Electronic Components & Equipment — 1.4%
Tech Data*	100,000	8,341
Total Electronic Components & Equipment		8,341
Engineering Services — 1.1%
Primoris Services	240,000	6,482
Total Engineering Services		6,482
Financial Services — 2.8%
FirstCash	100,000	8,120
Westwood Holdings Group	140,000	8,172
Total Financial Services		16,292
Food, Beverage & Tobacco — 2.8%
National Beverage*	80,000	8,441
Sanderson Farms	80,000	8,066
Total Food, Beverage & Tobacco		16,507
Gas & Natural Gas — 1.4%
Atmos Energy	90,000	8,268
Total Gas & Natural Gas		8,268
Hotels & Lodging — 1.2%
Marriott Vacations Worldwide	60,000	7,147
Total Hotels & Lodging		7,147
Insurance — 5.7%
American National Insurance	60,000	7,739
Amerisafe	140,000	8,792
Primerica	69,000	7,921
Universal Insurance Holdings	210,000	9,324
Total Insurance		33,776

Schedules of Investments	July 31, 2018 (Unaudited)

Burkenroad Small Cap Fund (concluded)

Description	Shares	Value (000)
Internet Software & Services — 1.0%
Match Group*	170,000	$6,140
Total Internet Software & Services		6,140
Leasing & Renting — 2.4%
Aaron’s	170,000	7,363
At Home Group*	180,000	6,528
Total Leasing & Renting		13,891
Machinery — 1.3%
Alamo Group	80,000	7,440
Total Machinery		7,440
Materials — 1.3%
Eagle Materials	75,000	7,452
Total Materials		7,452
Medical Products & Services — 9.2%
Amedisys*	120,000	11,236
Avanos Medical*	150,000	8,280
Encompass Health	110,000	8,319
Integer Holdings*	110,000	7,860
Luminex	290,000	9,819
US Physical Therapy	85,000	8,904
Total Medical Products & Services		54,418
Metals & Mining — 1.4%
Commercial Metals	380,000	8,489
Total Metals & Mining		8,489
Paper & Paper Products — 2.5%
Neenah	100,000	8,780
Schweitzer-Mauduit International	147,800	6,132
Total Paper & Paper Products		14,912
Petroleum & Fuel Products — 13.6%
Archrock	700,000	9,555
Carrizo Oil & Gas*	260,000	7,327
Diamondback Energy	65,000	8,577
Exterran*	290,000	8,039
HollyFrontier	120,000	8,949
Linn Energy*	170,000	7,072
Matador Resources*	240,000	8,040
McDermott International*	433,333	7,804
Oasis Petroleum*	650,000	7,943
WildHorse Resource Development*	300,000	6,579
Total Petroleum & Fuel Products		79,885

Description	Shares	Value (000)
Real Estate Investment Trust — 5.8%
GEO Group	350,000	$9,058
Lamar Advertising, Cl A	110,000	8,099
Medical Properties Trust	570,000	8,214
Xenia Hotels & Resorts	370,000	9,024
Total Real Estate Investment Trust		34,395
Retail — 7.1%
BlueLinx Holdings*	210,000	7,155
Brinker International	150,000	7,075
Hibbett Sports*	250,000	5,737
Pool	55,000	8,429
Ruth’s Hospitality Group	270,000	7,817
Tailored Brands	270,000	5,443
Total Retail		41,656
Semi-Conductors & Instruments — 1.5%
Cirrus Logic*	200,000	8,652
Total Semi-Conductors & Instruments		8,652
Transportation Services — 4.0%
Kirby*	90,000	7,511
Saia*	100,000	7,535
Trinity Industries	230,000	8,763
Total Transportation Services		23,809
Total Common Stock (Cost $371,584 (000))		581,814
Cash Equivalent (A) — 1.0%
Federated Government Obligations Fund, Cl I, 1.820%	5,816,904	5,817
Total Cash Equivalent (Cost $5,817 (000))		5,817
Total Investments — 99.8% (Cost $377,401 (000))		$587,631

Percentages are based on net assets of $588,913 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

Diversified Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Corporate Bonds — 49.1%
Automotive — 1.9%
General Motors Financial (A)
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/66	$500	$492
Goodyear Tire & Rubber
5.000%, 05/31/26	500	466
Total Automotive		958
Banks — 2.1%
JPMorgan Chase (A)
4.625%, VAR ICE LIBOR USD 3 Month+2.580%, 05/01/66	500	466
Savings Bank Life Insurance of Massachusetts (B)
6.500%, 08/01/47	500	536
SunTrust Capital III
2.991%, VAR ICE LIBOR USD 3 Month+0.650%, 03/15/28	50	47
Total Banks		1,049
Broadcasting, Newspapers and Advertising — 1.0%
AMC Networks
5.000%, 04/01/24	500	493
Total Broadcasting, Newspapers and Advertising		493
Building & Construction — 2.0%
PulteGroup
5.500%, 03/01/26	500	493
Standard Industries (B)
5.375%, 11/15/24	500	495
Total Building & Construction		988

Description	Face Amount (000)	Value (000)
Cable/Media — 2.9%
Charter Communications Operating
4.908%, 07/23/25	$500	$509
CSC Holdings (B)
5.500%, 04/15/27	500	481
Sirius XM Radio (B)
5.000%, 08/01/27	500	475
Total Cable/Media		1,465
Commercial Services — 0.9%
Global A&T Electronics
8.500%, 01/12/23	500	479
Total Commercial Services		479
Computers & Services — 1.0%
First Data (B)
5.000%, 01/15/24	500	505
Total Computers & Services		505
Containers & Packaging — 1.0%
Ball
4.875%, 03/15/26	500	498
Total Containers & Packaging		498
Electrical Utilities — 1.9%
Dominion Energy
4.634%, VAR ICE LIBOR USD 3 Month+2.300%, 09/30/66	500	480
PPL Capital Funding
4.999%, VAR ICE LIBOR USD 3 Month+2.665%, 03/30/67	500	490
Total Electrical Utilities		970
Entertainment — 4.9%
GLP Capital
5.375%, 04/15/26	500	508
International Game Technology (B)
6.500%, 02/15/25	500	528
Scientific Games International (B)
5.000%, 10/15/25	500	482
Speedway Motorsports
5.125%, 02/01/23	500	491
Viacom
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	500	487
Total Entertainment		2,496

Schedules of Investments	July 31, 2018 (Unaudited)

Diversified Income Fund (continued)

Description	Face Amount (000)	Value (000)
Financial Services — 3.0%
Ally Financial
5.750%, 11/20/25	$500	$518
American Express (A)
5.200%, VAR ICE LIBOR USD 3 Month+3.428%, 12/31/49	25	26
Charles Schwab (A)
4.625%, VAR ICE LIBOR USD 3 Month+3.315%, 03/01/66	25	25
MMC Energy Escrow
9.250%, 10/15/20	500	—
Oppenheimer Holdings
6.750%, 07/01/22	500	506
Quicken Loans (B)
5.250%, 01/15/28	500	465
Total Financial Services		1,540
Food, Beverage & Tobacco — 3.1%
Alliance One International (B)
8.500%, 04/15/21	500	516
Land O’ Lakes (A) (B)
8.000%, 09/15/65	500	548
Vector Group (B)
6.125%, 02/01/25	500	484
Total Food, Beverage & Tobacco		1,548
Gas & Natural Gas — 3.9%
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	500	526
Energy Transfer Partners
5.361%, VAR ICE LIBOR USD 3 Month+3.018%, 11/01/66	500	433
Plains All American Pipeline (A)
6.125%, VAR ICE LIBOR USD 3 Month+4.110%, 11/15/22	500	486
Teekay
8.500%, 01/15/20	500	519
Total Gas & Natural Gas		1,964
Information Technology — 1.1%
Unisys (B)
10.750%, 04/15/22	500	560
Total Information Technology		560
Insurance — 2.9%
Hartford Financial Services Group (B)
4.468%, VAR ICE LIBOR USD 3 Month+2.125%, 02/12/47	500	470

Description	Face Amount (000)	Value (000)
Insurance (continued)
MetLife (A)
5.875%, VAR ICE LIBOR USD 3 Month+2.959%, 09/15/66	$500	$512
XLIT (A)
4.797%, VAR ICE LIBOR USD 3 Month+2.458%, 12/31/49	500	493
Total Insurance		1,475
Lodging — 1.0%
Hilton Domestic Operating (B)
5.125%, 05/01/26	500	500
Total Lodging		500
Medical Products & Services — 3.8%
Centene
6.125%, 02/15/24	500	526
CHS
7.125%, 07/15/20	500	438
6.250%, 03/31/23	500	465
DaVita
5.000%, 05/01/25	500	471
Total Medical Products & Services		1,900
Metals & Mining — 1.1%
BHP Billiton Finance USA (B)
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/75	500	549
Total Metals & Mining		549
Pipelines — 1.0%
Tallgrass Energy Partners (B)
5.500%, 01/15/28	500	501
Total Pipelines		501
Retail — 3.7%
Aramark Services (B)
5.000%, 02/01/28	500	483
L Brands
5.250%, 02/01/28	500	440
Levi Strauss
5.000%, 05/01/25	500	501
United Rentals North America
4.875%, 01/15/28	500	467
Total Retail		1,891

Schedules of Investments

Diversified Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Telecommunication Services — 3.8%
Gogo (C)
3.750%, 03/01/20	$500	$430
Intelsat Jackson Holdings (B)
8.000%, 02/15/24	500	527
Sorenson Communications (B)
9.000%, 10/31/20	500	493
VeriSign
4.750%, 07/15/27	500	476
Total Telecommunication Services		1,926
Wireless Telecommunication Services — 1.1%
United States Cellular
6.700%, 12/15/33	565	581
Total Wireless Telecommunication Services		581
Total Corporate Bonds (Cost $25,254 (000))		24,836
Common Stock — 31.4%
Automotive — 0.7%
Ford Motor	17,870	179
General Motors	5,110	194
Total Automotive		373
Banks — 2.1%
New York Community Bancorp	16,653	179
Northwest Bancshares	13,050	235
PacWest Bancorp	4,150	208
People’s United Financial	11,658	213
Valley National Bancorp	18,441	215
Total Banks		1,050
Chemicals — 0.9%
Innophos Holdings	4,815	217
LyondellBasell Industries, Cl A	2,130	236
Total Chemicals		453
Computers & Services — 1.9%
International Business Machines	1,460	212
Seagate Technology	5,800	305
Western Union	10,470	211
Xerox	8,113	211
Total Computers & Services		939
Consumer Electronics — 0.4%
Garmin	3,600	225
Total Consumer Electronics		225

Description	Shares	Value (000)
Electrical Utilities — 3.0%
AES	21,150	$282
Consolidated Edison	2,540	200
Duke Energy	2,520	206
Entergy	2,603	212
FirstEnergy	6,660	236
Hawaiian Electric Industries	5,880	207
PPL	6,115	176
Total Electrical Utilities		1,519
Entertainment — 0.9%
New Media Investment Group	12,910	232
Six Flags Entertainment	3,210	209
Total Entertainment		441
Food, Beverage & Tobacco — 1.3%
Altria Group	3,328	195
Philip Morris International	2,190	189
Universal	4,130	286
Total Food, Beverage & Tobacco		670
Household Products — 0.7%
Kimberly-Clark	1,932	220
Tupperware Brands	3,580	131
Total Household Products		351
Insurance — 0.9%
Old Republic International	10,750	229
Safety Insurance Group	2,689	246
Total Insurance		475
Medical Products & Services — 0.9%
Meridian Bioscience	15,220	240
Patterson	9,605	236
Total Medical Products & Services		476
Paper & Paper Products — 0.9%
Domtar	4,700	227
Schweitzer-Mauduit International	4,998	207
Total Paper & Paper Products		434
Petroleum & Fuel Products — 1.4%
Archrock	15,506	212
Chevron	1,910	241
Helmerich & Payne	3,930	241
Total Petroleum & Fuel Products		694

Schedules of Investments	July 31, 2018 (Unaudited)

Diversified Income Fund (continued)

Description	Shares	Value (000)
Pharmaceuticals — 0.5%
Pfizer	6,200	$248
Total Pharmaceuticals		248
Real Estate Investment Trust — 10.4%
Alexandria Real Estate Equities	669	85
American Campus Communities	2,222	92
Apartment Investment & Management, Cl A	2,115	90
AvalonBay Communities	524	93
Boston Properties	676	85
Brandywine Realty Trust	5,281	87
Colony Capital	1	—
CoreCivic	8,209	211
Cousins Properties	9,897	92
CubeSmart	3,026	92
CyrusOne	1,629	101
DiamondRock Hospitality	7,992	95
Digital Realty Trust	802	97
Duke Realty	3,309	96
EastGroup Properties	1,008	96
EPR Properties	3,087	205
Equity Residential	1,427	93
Essex Property Trust	356	86
Extra Space Storage	964	91
Federal Realty Investment Trust	719	90
First Industrial Realty Trust	2,875	94
Forest City Realty Trust, Cl A	3,981	99
HCP	3,683	95
Highwoods Properties	1,938	95
Host Hotels & Resorts	4,530	95
Iron Mountain	2,550	90
Kimco Realty	5,771	96
Lamar Advertising, Cl A	1,267	93
LaSalle Hotel Properties	3,287	114
Liberty Property Trust	2,107	90
Medical Properties Trust	6,418	93
Mid-America Apartment Communities	947	95
Monmouth Real Estate Investment, Cl A	5,682	95
National Retail Properties	2,187	98
Omega Healthcare Investors	3,103	92
Park Hotels & Resorts	3,136	98
Pennsylvania Real Estate Investment Trust	17,824	189
Piedmont Office Realty Trust, Cl A	4,802	95
Public Storage	429	94
Realty Income	1,647	92
Ryman Hospitality Properties	1,096	93
Senior Housing Properties Trust	5,259	94
Simon Property Group	538	95

Description	Shares	Value (000)
Real Estate Investment Trust (continued)
SL Green Realty	860	$89
Starwood Property Trust	3,975	91
STORE Capital	3,401	93
Terreno Realty	2,448	90
Uniti Group	5,001	88
Ventas	1,683	95
Vornado Realty Trust	1,242	89
Washington	3,172	97
Weingarten Realty Investors	3,044	92
Welltower	1,576	99
Weyerhaeuser	2,383	82
Total Real Estate Investment Trust		5,266
Retail — 2.7%
Brinker International	5,850	276
Buckle	9,250	222
Chico’s FAS	24,781	216
Kohl’s	4,710	348
Target	3,640	294
Total Retail		1,356
Semi-Conductors & Instruments — 0.4%
QUALCOMM	3,375	216
Total Semi-Conductors & Instruments		216
Telecommunication Services — 0.5%
Cogent Communications Holdings	4,665	242
Total Telecommunication Services		242
Telephones & Telecommunication — 0.9%
AT&T	6,155	197
Verizon Communications	4,500	232
Total Telephones & Telecommunication		429
Total Common Stock (Cost $14,378 (000))		15,857
Registered Investment Companies — 10.0%
Open-End Funds — 7.8%
BlackRock Funds II — Floating Rate Income Portfolio, Institutional Class	265,973	2,700
BlackRock High Yield Portfolio, Institutional Class	163,642	1,255
Total Open-End Funds		3,955

Schedules of Investments

Diversified Income Fund (concluded)

Description	Shares	Value (000)
Exchange Traded Fund — 2.2%
VanEck Vectors Preferred Securities ex Financials ETF	55,610	$1,084
Total Exchange Traded Fund		1,084
Total Registered Investment Companies (Cost $4,919 (000))		5,039
Preferred Stock — 7.9%
Banks — 1.0%
TCF Financial 5.700% (A)	20,000	497
Total Banks		497
Electrical Utilities — 2.0%
Entergy New Orleans 5.500%, 04/01/2066	20,000	508
Georgia Power 5.000%, 10/01/2077	20,000	494
Total Electrical Utilities		1,002
Insurance — 1.0%
WR Berkley 5.700%, 03/30/2058	20,000	494
Total Insurance		494
Internet — 1.0%
eBay 6.000%, 02/01/2056	20,000	525
Total Internet		525
Telecommunication Services — 0.9%
Qwest 6.750%, 06/15/2057	20,000	448
Total Telecommunication Services		448
Telephones & Telecommunication — 1.0%
AT&T 5.625%, 08/01/2067	20,000	497
Total Telephones & Telecommunication		497
Wireless Telecommunication Services — 1.0%
United States Cellular 7.250%, 12/01/2063	20,000	513
Total Wireless Telecommunication Services		513
Total Preferred Stock (Cost $4,000 (000))		3,976
Cash Equivalent (D) — 0.9%
Federated Government Obligations Fund, Cl I, 1.820%	457,326	457
Total Cash Equivalent (Cost $457 (000))		457
Total Investments — 99.3% (Cost $49,008 (000))		$50,165

Percentages are based on net assets of $50,525 (000).

*	Non-income producing security.
(A)	Perpetual Maturity
(B)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2018, the value of these securities amounted to $9,598 (000), representing 19.0% of the net assets.

(C)	Convertible to common shares until February 27, 2020.
(D)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$24,836	$—	$24,836
Common Stock	15,857	—	—	15,857
Registered Investment Companies	5,039	—	—	5,039
Preferred Stock	3,976	—	—	3,976
Cash Equivalent	457	—	—	457

Total Investments in Securities	$25,329	$24,836	$—	$50,165

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Diversified International Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 96.6%
Australia — 1.1%
BHP Billiton ADR	52,334	$2,735
Total Australia		2,735
Austria — 4.7%
Erste Group Bank*	84,252	3,644
Schoeller-Bleckmann Oilfield Equipment	35,533	4,061
Voestalpine	79,683	3,997
Total Austria		11,702
Brazil — 2.5%
Banco Bradesco ADR*	433,047	3,499
JBS	1,126,300	2,692
Total Brazil		6,191
Canada — 2.7%
Magna International	73,235	4,457
Rogers Communications, Cl B	46,399	2,360
Total Canada		6,817
Chile — 0.7%
Sociedad Quirnica y Minera de Chile ADR	37,503	1,810
Total Chile		1,810
China — 3.0%
Anhui Conch Cement, Cl H	749,500	4,800
BYD, Cl H	461,000	2,608
Total China		7,408
Colombia — 1.5%
Bancolombia ADR	81,458	3,740
Total Colombia		3,740

Description	Shares	Value (000)
Czech Republic — 0.8%
Komercni Banka	48,557	$2,109
Total Czech Republic		2,109
France — 8.1%
Capgemini	30,492	3,917
Publicis Groupe	59,839	3,827
Safran	47,451	5,889
Societe Generale	59,326	2,645
Sodexo	34,734	3,848
Total France		20,126
Germany — 4.2%
Continental	17,416	4,014
Merck KGaA	36,828	3,787
Vonovia	56,472	2,736
Total Germany		10,537
Hong Kong — 2.6%
China Life Insurance, Cl H	1,391,000	3,471
Shanghai Fosun Pharmaceutical Group, Cl H	625,500	2,985
Total Hong Kong		6,456
India — 4.1%
HDFC Bank ADR	54,980	5,682
ICICI Bank ADR	505,878	4,467
Total India		10,149
Indonesia — 0.6%
Indofood Sukses Makmur	3,185,900	1,403
Total Indonesia		1,403
Italy — 1.5%
Prysmian	145,246	3,730
Total Italy		3,730
Japan — 6.6%
Denso	101,400	4,985
Hitachi	474,000	3,297
Secom	59,300	4,519
Toray Industries	467,200	3,614
Total Japan		16,415
Mexico — 1.7%
Grupo Financiero Banorte, Cl O	595,600	4,150
Total Mexico		4,150

Schedules of Investments

Diversified International Fund (concluded)

Description	Shares	Value (000)
Netherlands — 4.8%
Heineken	45,919	$4,650
RELX	169,547	3,689
Royal Dutch Shell, Cl A	105,715	3,629
Total Netherlands		11,968
Norway — 6.1%
DNB	325,336	6,571
Equinor ADR	207,691	5,496
Norsk Hydro	563,473	3,216
Total Norway		15,283
Panama — 2.0%
Carnival	84,134	4,984
Total Panama		4,984
Singapore — 2.6%
DBS Group Holdings	226,600	4,453
United Industrial	858,600	1,987
Total Singapore		6,440
South Korea — 2.9%
Hyundai Mobis	13,606	2,773
Samsung Electronics	105,478	4,361
Total South Korea		7,134
Spain — 3.2%
Amadeus IT Group, Cl A	94,827	8,100
Total Spain		8,100
Switzerland — 5.7%
Credit Suisse Group ADR	246,953	3,966
Novartis ADR	67,317	5,648
Roche Holding	18,424	4,523
Total Switzerland		14,137
Taiwan — 5.5%
ASE Technology Holding	1,466,377	3,755
Hon Hai Precision Industry	1,364,100	3,734
Taiwan Semiconductor Manufacturing	759,000	6,099
Total Taiwan		13,588
United Kingdom — 8.8%
Barclays	1,687,356	4,293
Diageo	164,556	6,048
HSBC Holdings	481,438	4,613

Description	Shares	Value (000)
United Kingdom (continued)
ITV	1,303,956	$2,820
Rio Tinto ADR	75,534	4,192
Total United Kingdom		21,966
United States — 8.6%
Check Point Software Technologies*	30,753	3,465
Core Laboratories	43,032	4,825
Everest Re Group	19,503	4,258
ICON*	64,409	8,962
Total United States		21,510
Total Common Stock (Cost $168,197 (000))		240,588
Cash Equivalents (A) — 3.3%
Dreyfus Government Cash Management, Cl I, 1.810%	5,925,928	5,926
Federated Government Obligations Fund, Cl I, 1.820%	2,365,575	2,366
Total Cash Equivalents (Cost $8,292 (000))		8,292
Total Investments — 99.9% (Cost $176,489 (000))		$248,880

Percentages are based on net assets of $249,149 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Dynamic Asset Allocation Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Registered Investment Companies — 97.6%
Exchange Traded Funds — 97.6%
Alerian MLP ETF	96,970	$1,061
First Trust North American Energy Infrastructure Fund	22,041	527
Invesco Senior Loan ETF	4,100	94
iShares Commodities Select Strategy ETF	37,926	1,467
iShares Core S&P 500 ETF	7,413	2,099
iShares Core U.S. Aggregate Bond ETF	2,472	262
iShares iBoxx $ High Yield Corporate Bond ETF	4,877	420
iShares MSCI EAFE Index Fund	2,738	189
iShares MSCI Global Gold Miners ETF	3,751	63
iShares Russell 2000 ETF	6,330	1,050
iShares Short Maturity Bond ETF	18,823	945
iShares US Preferred Stock ETF	16,738	629
Vanguard Global ex-U.S. Real Estate ETF	2,137	126
Vanguard REIT ETF	17,889	1,466
Total Exchange Traded Funds		10,398
Total Registered Investment Companies (Cost $10,019 (000))		10,398
Cash Equivalent (A) — 6.4%
Federated Government Obligations Fund, Cl I, 1.820%	679,656	680
Total Cash Equivalent (Cost $680 (000))		680
Total Investments — 104.0% (Cost $10,699 (000))		$11,078

Percentages are based on net assets of $10,654 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

EAFE — Europe, Australasia and the Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments

International Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 93.3%
Australia — 7.9%
Abacus Property Group	44,700	$124
Australian Pharmaceutical Industries	18,800	24
BlueScope Steel	37,300	489
Charter Hall Group	100,000	497
JB Hi-Fi	6,500	115
Sandfire Resources NL	18,000	99
Sims Metal Management	13,900	177
Whitehaven Coal	26,900	109
Total Australia		1,634
Belgium — 0.4%
Retail Estates	1,000	91
Total Belgium		91
Canada — 6.2%
Canfor*	4,300	94
Canfor Pulp Products	12,400	260
Choice Properties‡	16,700	160
High Arctic Energy Services	15,900	47
Norbord	2,600	94
Parex Resources*	7,300	129
Quebecor, Cl B	6,400	133
Slate Retail‡	10,200	100
Supremex	25,000	61
Transcontinental	4,800	114
West Fraser Timber	1,400	87
Total Canada		1,279
Denmark — 0.1%
Nilfisk Holding*	354	18
Total Denmark		18

Description	Shares	Value (000)
France — 4.0%
Cie Plastic Omnium	3,500	$147
Eiffage	1,600	179
Eurazeo	1,255	97
Faurecia	1,000	68
Fountaine Pajot	1,000	157
Ipsen	1,000	166
Total France		814
Germany — 3.5%
Cewe Stiftung & KGAA	1,736	159
CropEnergies	25,959	147
DMG Mori	2,523	134
FUCHS PETROLUB	3,873	203
Norma Group	1,382	88
Total Germany		731
Hong Kong — 1.5%
PC Partner Group	179,000	150
Tianneng Power International	116,000	159
Total Hong Kong		309
Israel — 3.5%
Danel Adir Yeoshua	2,593	112
Hilan	4,214	94
Kamada*	19,860	112
Oil Refineries	466,602	215
Rami Levy Chain Stores Hashikma Marketing 2006	3,818	181
Total Israel		714
Italy — 4.5%
A2A	107,400	197
Ascopiave	25,800	96
DiaSorin	3,200	343
Hera	33,100	110
Saras	76,600	184
Total Italy		930
Japan — 18.9%
Daiwabo Holdings	1,500	77
Fuji Machine Manufacturing	5,100	90
Fukuda	1,600	96
Haseko	6,900	91
Hosokawa Micron	4,440	287
Ichiyoshi Securities	11,100	109
Inaba Denki Sangyo	1,700	72
Itochu Enex	13,100	127

Schedules of Investments	July 31, 2018 (Unaudited)

International Small Cap Fund (continued)

Description	Shares	Value (000)
Japan (continued)
KYORIN Holdings	5,300	$108
Nichireki	8,500	95
Nihon Kohden	7,500	202
Nippon Light Metal Holdings	38,000	86
Nissin	6,800	156
Nojima	6,200	127
Raysum	5,300	83
Rohto Pharmaceutical	4,400	131
San-Ai Oil	16,100	206
Sanyo Denki	3,800	208
Seikitokyu Kogyo	29,700	196
Shinagawa Refractories	540	21
Shizuoka Gas	4,100	38
Sushiro Global Holdings	4,400	244
Tokuyama	4,500	142
Tokyo Steel Manufacturing	22,300	191
Tsugami	13,900	133
Voyage Group	8,900	105
Wakachiku Construction	6,400	97
Watahan	1,300	36
Yamazen	9,500	97
Yuasa Trading	5,700	186
ZERIA Pharmaceutical	2,900	64
Total Japan		3,901
Netherlands — 0.9%
ASR Nederland	4,000	179
Total Netherlands		179
Norway — 2.2%
AF Gruppen	15,700	244
Elkem*	22,600	105
Selvaag Bolig	18,600	101
Total Norway		450
Portugal — 0.6%
Mota-Engil SGPS	38,600	129
Total Portugal		129
Singapore — 3.8%
Mapletree Industrial Trust	327,900	482
Yanlord Land Group	277,100	309
Total Singapore		791
South Korea — 8.2%
Aekyung Petrochemical	9,650	99
AK Holdings	1,289	89

Description	Shares	Value (000)
South Korea (continued)
Dongwon Development	48,791	$173
F&F	5,342	372
Huchems Fine Chemical	12,089	343
Jeju Air	3,203	121
Jin Air	3,677	79
Poongsan	3,104	91
PSK	9,720	204
YeaRimDang Publishing*	14,600	128
Total South Korea		1,699
Spain — 1.2%
Cia de Distribucion Integral Logista Holdings	3,600	85
CIE Automotive	4,900	151
Global Dominion Access*	3,219	17
Total Spain		253
Sweden — 5.0%
Alcadon Group	7,900	45
Boliden	2,300	69
Granges	9,400	117
Hemfosa Fastigheter	8,500	117
Nobina	25,200	175
Radisson Hospitality*	36,600	149
SSAB, Cl B	25,900	102
Tethys Oil	19,800	246
Total Sweden		1,020
Switzerland — 1.8%
Adecco Group	2,263	139
Bucher Industries	363	118
Schweiter Technologies	101	111
Total Switzerland		368
United Kingdom — 18.4%
Amino Technologies	41,200	104
Ashtead Group	14,000	430
Conviviality	46,200	61
Drax Group	30,200	144
esure Group	54,200	145
Evraz	81,500	596
Ferrexpo	72,100	185
Games Workshop Group	10,600	417
Grainger	25,000	101
IG Group Holdings	9,200	111
International Personal Finance	39,900	126
KAZ Minerals	7,300	81
Plus500	10,500	256

Schedules of Investments

International Small Cap Fund (concluded)

Description	Shares	Value (000)
United Kingdom (continued)
Polypipe Group	22,000	$108
Redrow	27,300	192
Safestore Holdings	29,300	215
SThree	21,400	95
Tate & Lyle	15,700	129
William Hill	47,800	187
XLMedia	78,900	111
Total United Kingdom		3,794
United States — 0.7%
Luxfer Holdings	7,551	140
Total United States		140
Total Common Stock (Cost $17,889 (000))		19,244
Preferred Stock — 0.5%
Germany — 0.5%
STO & KGaA 0.247%	756	97
Total Germany		97
Total Preferred Stock (Cost $102 (000))		97
Cash Equivalents(A) — 5.8%
Dreyfus Government Cash Management, Cl I, 1.810%	278,071	278
Federated Government Obligations Fund, Cl I, 1.820%	917,259	917
Total Cash Equivalents (Cost $1,195 (000))		1,195
Total Investments — 99.6% (Cost $19,186 (000))		$20,536

Percentages are based on net assets of $20,625 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Louisiana Tax-Free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 98.3%
Louisiana — 98.3%
Ascension Parish, RB, AGM Callable 08/31/18 @ 100
3.250%, 04/01/35	$85	$82
Bienville, Parish School District No. 1 Arcadia, GO, BAM Callable 03/01/28 @ 100
3.000%, 03/01/30	250	244
Calcasieu, Parish Fire Protection District No. 1 Ward 6, GO, BAM Callable 03/01/27 @ 100
4.000%, 03/01/30	200	211
Central Community School System, GO Callable 03/01/24 @ 100
4.000%, 03/01/30	150	156
City of New Orleans, Water System Revenue, RB
5.000%, 12/01/24	225	258
City of Shreveport, Water & Sewer Revenue, Ser C, RB, BAM Callable 12/01/28 @ 100
4.000%, 12/01/33	210	219
Desoto, Parish School Board, RB Callable 05/01/22 @ 100
3.500%, 05/01/32	270	273
Iberia, Parishwide School District, GO Callable 03/01/24 @ 100
3.750%, 03/01/33	275	281
Lafayette, Consolidated Government, RB, AGM Callable 11/01/25 @ 100
3.750%, 11/01/31	50	50
Lafayette, Parish Law Enforcement District, Limited Tax, GO Callable 03/01/22 @ 100
3.250%, 03/01/32	180	181

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Lafayette, Parish School Board, RB Callable 04/01/27 @ 100
4.000%, 04/01/40	$250	$258
Lafayette, Utilities Revenue, RB, AGM Callable 11/01/27 @ 100
4.000%, 11/01/35	150	157
Lafourche, Parish School Board, GO, BAM Callable 03/01/27 @ 100
3.125%, 03/01/37	250	236
Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB Callable 11/01/25 @ 100
5.000%, 11/01/32	150	171
Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB Callable 12/01/21 @ 100
4.125%, 12/01/32	200	206
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, RB Callable 10/01/24 @ 100
5.000%, 10/01/34	250	281
Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM Callable 09/01/21 @ 100
4.625%, 09/01/41	200	207
Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM Callable 09/01/22 @ 100
4.000%, 09/01/37	200	206
Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM Callable 02/01/28 @ 100
5.000%, 02/01/30	150	174
Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM Callable 07/01/21 @ 100
4.900%, 07/01/41	175	186

Schedules of Investments

Louisiana Tax-Free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Louisiana (continued)
Louisiana, Transportation Authority, Ser A, RB Callable 08/15/23 @ 100
4.500%, 08/15/43	$250	$264
Plaquemine City, Sales & Use Tax Project, RB, AGM Callable 12/01/27 @ 100
3.500%, 12/01/29	250	262
Plaquemines Parish, Ser A, RB Callable 03/01/20 @ 101
4.550%, 03/01/28	115	120
Red River, Parish School Board, GO Callable 03/01/27 @ 100
4.000%, 03/01/38	250	260
St. Charles Parish, School District No. 1, GO Callable 03/01/22 @ 100
3.000%, 03/01/30	200	196
St. John the Baptist Parish, GO Callable 03/01/25 @ 100
3.500%, 03/01/30	110	112
St. Tammany Parish, Hospital Service District No. 2, GO Callable 03/01/22 @ 100
3.125%, 03/01/32	260	255
St. Tammany Parish, Recreation District No. 14, GO Callable 04/01/24 @ 100
3.750%, 04/01/34	175	180
St. Tammany Parish, Wide School District No. 12, Ser A, GO
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	232
Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM Pre-Refunded @ 100
5.250%, 04/01/21 (A)	100	109
West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	195
Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	200	202
Total Louisiana		6,424
Total Municipal Bonds (Cost $6,390 (000))		6,424

Description	Shares	Value (000)
Cash Equivalent (B) — 0.7%
Federated Government Obligations Fund, Cl I, 1.820%	47,864	$48
Total Cash Equivalent (Cost $48 (000))		48
Total Investments — 99.0% (Cost $6,438 (000))		$6,472

Percentages are based on net assets of $6,536 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$6,424	$—	$6,424
Cash Equivalent	48	—	—	48

Total Investments in Securities	$48	$6,424	$—	$6,472

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Microcap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 98.7%
Aerospace & Defense — 1.3%
CPI Aerostructures*	26,136	$246
Total Aerospace & Defense		246
Automotive — 1.1%
Shiloh Industries*	25,800	213
Total Automotive		213
Banks — 11.8%
Entegra Financial*	8,960	261
Federal Agricultural Mortgage, Cl C	2,809	265
Heritage Commerce	14,225	217
Luther Burbank	20,200	220
Merchants Bancorp	11,254	275
Ocwen Financial*	57,430	229
Parke Bancorp	11,700	275
Peoples Bancorp	6,653	241
Shore Bancshares	13,545	262
Total Banks		2,245
Building & Construction — 2.7%
CSW Industrials*	5,327	289
William Lyon Homes, Cl A*	10,060	220
Total Building & Construction		509
Commercial Services — 3.5%
BG Staffing	15,228	400
Carriage Services, Cl A	10,400	260
Total Commercial Services		660

Description	Shares	Value (000)
Data Processing & Outsourced Services — 1.3%
CRA International	4,573	$247
Total Data Processing & Outsourced Services		247
Diversified Support Services — 2.8%
Civeo*	75,830	289
VSE	5,732	247
Total Diversified Support Services		536
Drugs — 1.5%
Lannett*	22,913	292
Total Drugs		292
Electronic Components & Equipment — 2.0%
Vishay Precision Group*	9,600	383
Total Electronic Components & Equipment		383
Engineering Services — 1.6%
Orion Marine Group*	32,360	297
Total Engineering Services		297
Entertainment — 5.0%
Marcus	8,350	322
Monarch Casino & Resort*	6,236	297
RCI Hospitality Holdings	9,839	319
Total Entertainment		938
Financial Services — 10.0%
Diamond Hill Investment Group	1,273	244
Enova International*	10,835	337
EZCORP, Cl A*	20,280	232
Marlin Business Services	10,146	313
On Deck Capital*	37,200	254
Regional Management*	7,600	252
Westwood Holdings Group	4,546	265
Total Financial Services		1,897
Home Furnishings — 1.6%
Hooker Furniture	6,520	294
Total Home Furnishings		294
Information Technology — 1.4%
PFSweb*	27,731	267
Total Information Technology		267
Insurance — 7.5%
Baldwin & Lyons, Cl B	15,658	366

Schedules of Investments

Microcap Fund (concluded)

Description	Shares	Value (000)
Insurance (continued)
Citizens, Cl A*	34,000	$269
EMC Insurance Group	9,750	261
Heritage Insurance Holdings	15,738	270
Kingstone	15,491	253
Total Insurance		1,419
Insurance Brokers — 1.6%
Health Insurance Innovations, Cl A*	8,993	299
Total Insurance Brokers		299
Machinery — 1.3%
Eastern	8,465	250
Total Machinery		250
Materials — 1.4%
United States Lime & Minerals	3,400	264
Total Materials		264
Medical Products & Services — 4.7%
Addus HomeCare*	5,000	331
FONAR*	10,436	272
Utah Medical Products	3,000	291
Total Medical Products & Services		894
Paper & Paper Products — 1.4%
UFP Technologies*	8,294	271
Total Paper & Paper Products		271
Petroleum & Fuel Products — 7.8%
Hallador Energy	37,160	260
Natural Gas Services Group*	12,381	274
Profire Energy*	72,000	251
SandRidge Energy*	18,545	303
W&T Offshore*	55,396	383
Total Petroleum & Fuel Products		1,471
Petroleum Refining — 1.4%
REX American Resources*	3,475	268
Total Petroleum Refining		268
Real Estate Investment Trust — 4.6%
Dynex Capital	39,549	263
MedEquities Realty Trust	25,631	287
Preferred Apartment Communities, Cl A	18,787	318
Total Real Estate Investment Trust		868

Description	Shares	Value (000)
Retail — 10.4%
Carrols Restaurant Group*	22,762	$330
Express*	38,000	365
Freshpet*	15,653	454
Kirkland’s*	23,947	273
Lazydays Holdings*	31,500	282
Zumiez*	12,200	276
Total Retail		1,980
Semi-Conductors & Instruments — 4.4%
Axcelis Technologies*	13,000	286
inTEST*	38,740	281
SMART Global Holdings*	8,850	270
Total Semi-Conductors & Instruments		837
Transportation Services — 1.5%
USA Truck*	12,720	278
Total Transportation Services		278
Water Utilities — 1.7%
Middlesex Water	7,150	317
Total Water Utilities		317
Wireless Telecommunication Services — 1.3%
Spok Holdings	17,300	251
Total Wireless Telecommunication Services		251
Total Common Stock (Cost $16,620 (000))		18,691
Cash Equivalent (A) — 1.4%
Federated Government Obligations Fund, Cl I, 1.820%	266,700	267
Total Cash Equivalent (Cost $267 (000))		267
Total Investments — 100.1% (Cost $16,887 (000))		$18,958

Percentages are based on net assets of $18,945 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Mississippi Tax-free Income Fund

Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Municipal Bonds — 96.8%
Mississippi — 96.8%
Clay County, RB
Callable 05/01/25 @ 100
3.500%, 05/01/30	$220	$214
Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	200	200
Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	377
Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	414
Lauderdale County, GO
3.000%, 04/01/26	150	153
Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	249
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	98
Medical Center Educational Building, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Ser A, RB
Callable 06/01/22 @ 100
4.000%, 06/01/41	250	255
Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	152
Mississippi State, Development Bank, Columbus Infrastructure Building Project, RB, AGM
Callable 12/01/20 @ 100
4.500%, 12/01/30	100	104

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi State, Development Bank, Flowood Refunding Project, RB
Callable 11/01/21 @ 100
4.125%, 11/01/31	$450	$469
Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	238
Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	500	594
Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	88
Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	575	632
Mississippi State, Development Bank, Jackson Water & Sewer Project, RB, AGM
Callable 09/01/22 @ 100
3.500%, 09/01/34	700	681
Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	192
Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	200	201
Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	409
Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	455	467
Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	741
Mississippi State, Development Bank, Tax Increment Financing Project, TA
Callable 05/01/19 @ 100
4.500%, 05/01/24	120	122

Schedules of Investments

Mississippi Tax-free Income Fund (concluded)

Description	Face Amount (000)	Value (000)
Mississippi (continued)
Mississippi State, Development Bank, Tupelo Project, RB
Callable 05/01/26 @ 100
5.000%, 05/01/30	$200	$226
Mississippi State, Development Bank, Vicksburg Public Improvement Project, RB, BAM
3.000%, 03/01/21	320	328
Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	401
Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	452
Mississippi State, Ser E, RB
5.000%, 10/15/25	500	576
Mississippi State, State Capital Improvement Project, Ser A, GO
Callable 10/01/21 @ 100
4.000%, 10/01/36	900	925
Callable 10/01/21 @ 100
3.750%, 10/01/31	910	933
Mississippi State, University Educational Building, RB Callable 08/01/27 @ 100
4.000%, 08/01/43	500	516
Oktibbeha County, GO
4.000%, 11/01/29	270	294
Oxford, School District, GO Callable 04/01/27 @ 100
3.000%, 04/01/31	300	293
Oxford, School District, GO Callable 05/01/28 @ 100
3.500%, 05/01/38	500	491
Starkville, GO
4.000%, 06/01/27	400	440
University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB Callable 03/01/25 @ 100
3.250%, 03/01/33	425	419
Total Mississippi		13,344
Total Municipal Bonds (Cost $13,272 (000))		13,344

Description	Shares	Value (000)
Cash Equivalent (A) — 3.7%
Federated Government Obligations Fund, Cl I, 1.820%	512,436	$512
Total Cash Equivalent (Cost $512 (000))		512
Total Investments — 100.5% (Cost $13,784 (000))		$13,856

Percentages are based on net assets of $13,790 (000).

(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

AGM — Assured Guaranty Municipal

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$13,344	$—	$13,344
Cash Equivalent	512	—	—	512

Total Investments in Securities	$512	$13,344	$—	$13,856

Amounts designated as “—“ are either $0 or have been rounded to $0.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

Quantitative Long/Short Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 73.5%
Aerospace & Defense — 1.3%
Boeing (A)	2,800	$998
Northrop Grumman (A)	2,900	871
Total Aerospace & Defense		1,869
Automotive — 2.1%
Cooper-Standard Holdings*(A)	9,000	1,213
Gentex	30,000	696
Harsco*	43,000	1,090
Total Automotive		2,999
Banks — 6.4%
Comerica (A)	12,700	1,231
Cullen (A)	4,000	442
East West Bancorp (A)	17,800	1,152
JPMorgan Chase (A)	7,900	908
Morgan Stanley (A)	20,000	1,011
Opus Bank	19,900	563
PNC Financial Services Group (A)	7,700	1,115

Description	Shares	Value (000)
Banks (continued)
Texas Capital Bancshares*	5,500	$500
Voya Financial	12,400	627
Wintrust Financial	7,100	623
Zions Bancorporation (A)	21,700	1,122
Total Banks		9,294
Beauty Products — 1.3%
Estee Lauder, Cl A	6,500	877
Inter Parfums	15,800	951
Total Beauty Products		1,828
Chemicals — 1.3%
Huntsman	28,000	939
LyondellBasell Industries, Cl A	8,400	931
Total Chemicals		1,870
Commercial Services — 0.9%
Waste Management (A)	14,100	1,269
Total Commercial Services		1,269
Computer & Electronics Retail — 0.9%
Best Buy (A)	18,100	1,358
Total Computer & Electronics Retail		1,358
Computers & Services — 4.9%
Cisco Systems (A)	23,900	1,011
Fidelity National Information Services (A)	9,700	1,000
HP	48,800	1,126
Microsoft (A)	9,000	955
NetApp	9,000	698
Visa, Cl A (A)	8,900	1,217
Western Digital	9,000	631
Zebra Technologies, Cl A*	3,700	510
Total Computers & Services		7,148
Consumer Products — 2.0%
Crocs*(A)	33,000	598
Deckers Outdoor*	10,100	1,140
Wolverine World Wide	31,500	1,114
Total Consumer Products		2,852
Drugs — 2.3%
Bristol-Myers Squibb	9,000	529
Jazz Pharmaceuticals*	3,300	571
Mylan*	21,900	817
Phibro Animal Health, Cl A	9,100	436

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Drugs (continued)
Supernus Pharmaceuticals*	8,400	$445
Zoetis, Cl A	6,200	536
Total Drugs		3,334
E-Commerce — 0.8%
Stamps.com*	4,600	1,201
Total E-Commerce		1,201
Electrical Utilities — 0.6%
NRG Energy (A)	28,000	887
Total Electrical Utilities		887
Electronic Components & Equipment — 0.8%
Allied Motion Technologies	24,500	1,124
Total Electronic Components & Equipment		1,124
Entertainment & Gaming — 1.0%
Activision Blizzard	13,000	954
Electronic Arts*	4,100	528
Total Entertainment & Gaming		1,482
Financial Services — 2.8%
American Express (A)	12,100	1,204
Blucora*	17,800	618
Goldman Sachs Group	2,600	617
OneMain Holdings, Cl A*	17,300	575
Oppenheimer Holdings, Cl A	20,700	612
Stifel Financial	7,700	425
Total Financial Services		4,051
Food, Beverage & Tobacco — 0.6%
Sysco	13,500	907
Total Food, Beverage & Tobacco		907
Forest Products — 0.7%
Louisiana-Pacific (A)	38,300	1,031
Total Forest Products		1,031
Health Care Services — 0.5%
Care.com*	41,500	748
Total Health Care Services		748
Hypermarkets & Super Centers — 0.7%
Costco Wholesale (A)	4,800	1,050
Total Hypermarkets & Super Centers		1,050

Description	Shares	Value (000)
Industrials — 0.7%
Air Products & Chemicals (A)	6,000	$985
Total Industrials		985
Information Technology — 1.8%
Cognizant Technology Solutions, Cl A	6,300	513
Imperva*	12,000	555
Teradata*	26,500	1,015
VMware, Cl A*	3,600	521
Total Information Technology		2,604
Insurance — 1.9%
Progressive (A)	18,400	1,104
Reinsurance Group of America, Cl A (A)	5,500	778
Travelers (A)	6,500	846
Total Insurance		2,728
Machinery — 2.5%
Caterpillar (A)	6,000	863
Hillenbrand (A)	25,600	1,285
Hurco	10,500	465
IDEX	6,700	1,029
Total Machinery		3,642
Managed Health Care — 1.4%
Humana (A)	2,900	911
UnitedHealth Group (A)	4,550	1,152
Total Managed Health Care		2,063
Manufacturing — 0.9%
Generac Holdings*	22,900	1,231
Total Manufacturing		1,231
Medical Products & Services — 4.8%
Amgen (A)	4,700	924
AMN Healthcare Services*	7,900	478
Baxter International (A)	8,700	630
Bio-Techne	4,500	723
Computer Programs & Systems	17,500	546
Express Scripts Holding*	6,700	532
Haemonetics*	6,800	664
Hill-Rom Holdings (A)	6,845	645
Integer Holdings*(A)	16,400	1,172
PerkinElmer	8,300	657
Total Medical Products & Services		6,971

Schedules of Investments	July 31, 2018 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Metals & Mining — 1.2%
Encore Wire (A)	15,300	$746
Steel Dynamics (A)	21,500	1,012
Total Metals & Mining		1,758
Paper & Paper Products — 0.6%
Verso*	45,000	939
Total Paper & Paper Products		939
Petroleum & Fuel Products — 3.0%
Chevron (A)	7,500	947
ConocoPhillips (A)	17,500	1,263
Marathon Oil (A)	58,400	1,233
Occidental Petroleum (A)	10,600	890
Total Petroleum & Fuel Products		4,333
Petroleum Refining — 2.0%
Marathon Petroleum (A)	14,400	1,164
Valero Energy	14,200	1,681
Total Petroleum Refining		2,845
Pharmaceuticals — 1.8%
Abbott Laboratories (A)	15,000	983
Eli Lilly	6,700	662
Pfizer (A)	24,800	991
Total Pharmaceuticals		2,636
Real Estate Investment Trust — 0.3%
Potlatch	9,750	456
Total Real Estate Investment Trust		456
Retail — 8.5%
Buckle	31,600	760
Caleres	21,800	730
DSW, Cl A	37,000	1,015
Hibbett Sports*	43,000	987
Kohl’s (A)	12,000	887
Macy’s (A)	31,000	1,232
Movado Group	20,100	1,001
Perry Ellis International*(A)	35,300	990
Ralph Lauren, Cl A (A)	9,573	1,292
Ross Stores (A)	11,600	1,014
Tiffany	7,200	990
Vera Bradley*	73,000	970
Zumiez*	21,000	476
Total Retail		12,344

Description	Shares	Value (000)
Semi-Conductors & Instruments — 8.2%
Applied Materials (A)	19,000	$924
Cohu	37,000	932
Cypress Semiconductor	24,800	442
KEMET*	44,000	1,144
Kla-Tencor (A)	9,500	1,115
Lam Research (A)	5,500	1,048
Maxim Integrated Products	15,000	917
Microchip Technology (A)	5,850	547
Micron Technology*	15,600	824
MKS Instruments (A)	8,100	764
Rudolph Technologies*	19,900	569
Silicon Laboratories*	5,800	552
Teradyne	21,000	908
Texas Instruments (A)	11,200	1,247
Total Semi-Conductors & Instruments		11,933
Transportation Services — 1.60%
Allison Transmission Holdings	29,600	1,391
Norfolk Southern (A)	5,800	980
Total Transportation Services		2,371
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems	24,600	621
Total Wireless Telecommunication Services		621
Total Common Stock (Cost $87,991 (000))		106,762
Cash Equivalent (B) — 28.9%
Federated Government Obligations Fund, Cl I, 1.820%	41,993,261	41,993
Total Cash Equivalent (Cost $41,993 (000))		41,993
Total Investments — 102.4% (Cost $129,984 (000))		$148,755

Percentages are based on net assets of $145,250 (000).

Securities Sold Short — (7.1)%
Description	Shares	Value (000)
Common Stock — (7.1)%
Aerospace & Defense — (0.1)%
Mercury Systems*	(3,560)	$ (148)
Total Aerospace & Defense		(148)

Schedules of Investments

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Airlines — (0.2)%
Allegiant Travel, Cl A	(1,030)	$(128)
American Airlines Group	(3,900)	(154)
Total Airlines		(282)
Automotive — (0.6)%
Group 1 Automotive	(2,230)	(156)
LCI Industries	(1,560)	(144)
Lithia Motors, Cl A	(1,520)	(135)
Motorcar Parts of America*	(7,335)	(159)
Tenneco	(3,350)	(154)
Winnebago Industries	(3,560)	(142)
Total Automotive		(890)
Banks — (0.2)%
First Internet Bancorp	(4,280)	(136)
Radian Group	(8,770)	(168)
Total Banks		(304)
Broadcasting, Newspapers and Advertising — (0.1)%
EW Scripps, Cl A	(11,110)	(145)
Total Broadcasting, Newspapers and Advertising		(145)
Building & Construction — (0.5)%
American Woodmark*	(1,730)	(144)
Green Brick Partners*	(14,290)	(139)
Installed Building Products*	(2,610)	(142)
LGI Homes*	(2,460)	(127)
Manitowoc*	(5,280)	(140)
Total Building & Construction		(692)
Cable/Media — (0.2)%
Liberty Broadband, Cl A*	(3,670)	(291)
Total Cable/Media		(291)
Casinos & Gaming — (0.1)%
Wynn Resorts	(880)	(147)
Total Casinos & Gaming		(147)
Chemicals — (0.4)%
FutureFuel	(10,640)	(147)
GCP Applied Technologies*	(5,150)	(150)
Olin	(5,090)	(150)
Sensient Technologies	(2,065)	(143)
Total Chemicals		(590)

Description	Shares	Value (000)
Commercial Services — (0.3)%
Healthcare Services Group	(3,370)	$(136)
Heritage-Crystal Clean*	(7,440)	(179)
PICO Holdings	(11,610)	(140)
Total Commercial Services		(455)
Computers & Services — (0.2)%
ARRIS International*	(5,500)	(139)
Finisar*	(8,070)	(136)
Total Computers & Services		(275)
Consumer Products — (0.1)%
Unifi*	(4,610)	(139)
Total Consumer Products		(139)
Drugs — (0.2)%
Assembly Biosciences*	(3,440)	(152)
Theravance Biopharma*	(5,620)	(135)
Total Drugs		(287)
Electronic Components & Equipment — (0.1)%
Cognex	(3,190)	(168)
Total Electronic Components & Equipment		(168)
Entertainment — (0.4)%
Caesars Entertainment*	(12,450)	(141)
Liberty Media -Liberty Formula One, Cl A*	(4,010)	(134)
Meredith	(2,740)	(146)
Norwegian Cruise Line Holdings*	(3,070)	(154)
Total Entertainment		(575)
Financial Services — (0.1)%
Safeguard Scientifics*	(11,530)	(131)
Total Financial Services		(131)
Food, Beverage & Tobacco — (0.3)%
Campbell Soup	(3,580)	(146)
Hain Celestial Group*	(4,940)	(140)
Kraft Heinz	(2,320)	(140)
Total Food, Beverage & Tobacco		(426)
Household Products — (0.1)%
Clorox	(1,085)	(147)
Total Household Products		(147)

Schedules of Investments	July 31, 2018 (Unaudited)

Quantitative Long/Short Fund (continued)

Description	Shares	Value (000)
Industrials — (0.1)%
3M	(720)	$(153)
Total Industrials		(153)
Insurance — (0.1)%
James River Group Holdings	(3,670)	(152)
Total Insurance		(152)
Machinery — (0.3)%
Lydall*	(3,280)	(152)
Middleby*	(1,460)	(150)
Sun Hydraulics	(2,940)	(153)
Total Machinery		(455)
Medical Products & Services — (0.8)%
Atrion	(240)	(165)
Blueprint Medicines*	(2,180)	(130)
Capital Senior Living*	(13,850)	(138)
Clovis Oncology*	(3,160)	(139)
Exelixis*	(6,900)	(143)
Ionis Pharmaceuticals*	(3,280)	(143)
Portola Pharmaceuticals*	(3,590)	(129)
Radius Health*	(5,040)	(121)
Total Medical Products & Services		(1,108)
Metals & Mining — (0.1)%
Century Aluminum*	(9,800)	(126)
Total Metals & Mining		(126)
Paper & Paper Products — (0.1)%
Clearwater Paper*	(6,160)	(139)
Total Paper & Paper Products		(139)
Petroleum & Fuel Products — (0.1)%
Cimarex Energy	(1,480)	(146)
Total Petroleum & Fuel Products		(146)
Printing & Publishing — (0.1)%
Multi-Color	(2,180)	(145)
Total Printing & Publishing		(145)
Real Estate Investment Trust — (0.1)%
Urban Edge Properties	(6,385)	(145)
Total Real Estate Investment Trust		(145)
Retail — (0.5)%
Aramark	(3,760)	(151)

Description	Shares	Value (000)
Retail (continued)
Core-Mark Holding	(6,190)	$(150)
Dollar Tree*	(1,670)	(153)
Jack in the Box	(1,690)	(142)
MercadoLibre	(420)	(144)
Total Retail		(740)
Semi-Conductors & Instruments — (0.4)%
Ceva*	(4,530)	(137)
Inphi*	(4,270)	(134)
MaxLinear, Cl A*	(8,550)	(148)
Ultra Clean Holdings*	(9,030)	(121)
Total Semi-Conductors & Instruments		(540)
Transportation Services — (0.1)%
United Parcel Service, Cl B	(1,320)	(158)
Total Transportation Services		(158)
Water Utilities — (0.1)%
York Water	(4,480)	(139)
Total Water Utilities		(139)
Total Common Stock (Proceeds $(10,469))		(10,238)
Total Securities Sold Short — (7.1)% (Proceeds $(10,469))		$(10,238)

Percentages are based on Net Assets of $145,250 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value (000):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$106,762	$—	$—	$106,762
Cash Equivalent	41,993	—	—	41,993

Total Investments in Securities	$148,755	$—	$—	$148,755

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(10,238)	$—	$—	$(10,238)

Total Securities Sold Short	$(10,238)	$—	$—	$(10,238)

Schedules of Investments

Quantitative Long/Short Fund (concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedules of Investments	July 31, 2018 (Unaudited)

U.S. Small Cap Fund

Percentages are based on total investments.

Description	Shares	Value (000)
Common Stock — 99.2%
Aerospace & Defense — 1.6%
Huntington Ingalls Industries	2,280	$531
Total Aerospace & Defense		531
Automotive — 7.7%
Cooper-Standard Holdings*	2,580	348
Gentex	20,170	468
Harsco*	23,695	601
Modine Manufacturing*	26,195	457
Stoneridge*	10,810	367
Visteon*	2,440	286
Total Automotive		2,527
Banks — 3.7%
Federal Agricultural Mortgage, Cl C	6,370	601
WSFS Financial	11,170	633
Total Banks		1,234
Broadcasting, Newspapers and Advertising — 0.9%
Gray Television*	18,620	288
Total Broadcasting, Newspapers and Advertising		288
Building & Construction — 5.0%
KB Home	17,610	418
Owens Corning	7,200	448
Patrick Industries*	7,600	465
Universal Forest Products	8,380	309
Total Building & Construction		1,640
Chemicals — 4.9%
KMG Chemicals	8,650	621

Description	Shares	Value (000)
Chemicals (continued)
Kraton*	10,750	$517
Kronos Worldwide	21,260	483
Total Chemicals		1,621
Computer Software — 0.9%
Fair Isaac*	1,555	313
Total Computer Software		313
Computers & Services — 3.7%
CalAmp*	13,315	303
Ciena*	11,695	297
CSG Systems International	7,065	287
Synaptics*	6,905	346
Total Computers & Services		1,233
Consumer Products — 1.0%
Deckers Outdoor*	2,800	316
Total Consumer Products		316
Drugs — 1.0%
ANI Pharmaceuticals*	4,735	317
Total Drugs		317
E-Commerce — 2.0%
Shutterfly*	3,895	320
Stamps.com*	1,280	334
Total E-Commerce		654
Educational Services — 1.0%
K12*	19,310	316
Total Educational Services		316
Electrical Components & Equipment — 3.1%
Littelfuse	1,450	314
Vishay Intertechnology	28,020	701
Total Electrical Components & Equipment		1,015
Electrical Utilities — 1.0%
NRG Energy	10,000	317
Total Electrical Utilities		317
Electronic Components & Equipment — 2.5%
Allied Motion Technologies	8,120	373
Electro Scientific Industries*	25,695	463
Total Electronic Components & Equipment		836

Schedules of Investments

U.S. Small Cap Fund (continued)

Description	Shares	Value (000)
Energy-Alternate Sources — 1.8%
NextEra Energy Partners	12,670	$596
Total Energy-Alternate Sources		596
Entertainment — 0.8%
Scientific Games, Cl A*	5,490	264
Total Entertainment		264
Financial Services — 4.1%
Enova International*	23,390	725
World Acceptance*	6,290	628
Total Financial Services		1,353
Food, Beverage & Tobacco — 2.2%
Denny’s*	19,450	283
Sanderson Farms	4,170	421
Total Food, Beverage & Tobacco		704
Forest Products — 0.9%
Louisiana-Pacific	10,435	281
Total Forest Products		281
Health Care Services — 0.8%
Care.com*	13,930	251
Total Health Care Services		251
Insurance — 1.9%
Hanover Insurance Group	5,100	640
Total Insurance		640
Machinery — 5.2%
Columbus McKinnon	12,870	530
Hillenbrand	6,500	326
Hurco	6,495	288
Kadant	5,770	557
Total Machinery		1,701
Manufacturing — 0.9%
Generac Holdings*	5,700	307
Total Manufacturing		307
Medical Products & Services — 4.3%
Computer Programs & Systems	9,510	297
Concert Pharmaceuticals*	16,485	263
Halozyme Therapeutics*	16,345	296
Hill-Rom Holdings	3,075	290
PDL BioPharma*	113,280	284
Total Medical Products & Services		1,430

Description	Shares	Value (000)
Petroleum & Fuel Products — 3.4%
HighPoint Resources*	97,230	$636
ProPetro Holding*	29,405	483
Total Petroleum & Fuel Products		1,119
Printing & Publishing — 1.3%
Deluxe	7,080	417
Total Printing & Publishing		417
Real Estate Investment Trust — 3.9%
Hersha Hospitality Trust, Cl A	14,420	311
MedEquities Realty Trust	27,000	303
Park Hotels & Resorts	9,720	304
RMR Group	4,180	363
Total Real Estate Investment Trust		1,281
Retail — 7.7%
Ascena Retail Group*	80,980	298
Children’s Place	4,360	536
Hibbett Sports*	20,090	461
Nautilus*	20,745	296
RH*	2,210	300
UniFirst	3,550	664
Total Retail		2,555
Semi-Conductors & Instruments — 9.5%
Axcelis Technologies*	13,390	295
Cabot Microelectronics	2,825	340
Cohu	13,405	338
Diodes*	8,240	306
FormFactor*	33,460	433
MKS Instruments	2,670	252
Nanometrics*	7,350	277
Rudolph Technologies*	9,600	275
Silicon Laboratories*	3,060	291
Xcerra*	22,000	313
Total Semi-Conductors & Instruments		3,120
Telecommunication Services — 3.2%
Iridium Communications*	49,420	855
LogMeIn	2,635	214
Total Telecommunication Services		1,069
Telephones & Telecommunication — 1.0%
Ooma*	21,000	338
Total Telephones & Telecommunication		338

Schedules of Investments	July 31, 2018 (Unaudited)

U.S. Small Cap Fund (concluded)

Description	Shares	Value (000)
Transportation Services — 5.3%
ArcBest	14,940	$695
Greenbrier	10,590	600
Meritor*	22,650	467
Total Transportation Services		1,762
Wireless Telecommunication Services — 1.0%
Boingo Wireless*	14,760	341
Total Wireless Telecommunication Services		341
Total Common Stock (Cost $29,204 (000))		32,687
Cash Equivalent(A) — 0.7%
Federated Government Obligations Fund, Cl I, 1.820%	230,119	230
Total Cash Equivalent (Cost $230 (000))		230
Total Investments — 99.9% (Cost $29,434 (000))		$32,917

Percentages are based on net assets of $32,934 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

As of July 31, 2018, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

During the six month period ended July 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the six month period ended July 31, 2018, there have been no transfers between Level 2 and Level 3 assets and liabilities.

During the six month period ended July 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund
Assets:
Investments in securities at value (Cost $377,401, $49,008 and $176,489, respectively)	$587,631	$50,165	$248,880
Foreign currency (Cost $—, $— and $203, respectively)	—	—	203
Receivable for investment securities sold	3,927	—	—
Receivable for capital shares sold	209	3	18
Tax Reclaim receivable	—	—	941
Accrued income	106	407	255
Prepaid expenses	40	23	28

Total Assets	591,913	50,598	250,325

Liabilities:
Payable for investment securities purchased	—	—	738
Payable for capital shares redeemed	2,003	7	36
Payable due to Adviser	473	24	197
Shareholder servicing fees payable	105	7	10
Payable due to Administrator	41	3	17
Payable due to Custodian	35	3	54
Payable due to Transfer Agent	25	7	—
Payable for distribution fees	65	1	—
Payable due to Trustees	14	1	6
Chief Compliance Officer fees payable	5	—	2
Other accrued expenses	234	20	116

Total Liabilities	3,000	73	1,176

Net Assets	$588,913	$50,525	$249,149

Net Assets:
Paid-in-Capital	$283,081	$58,621	$182,647
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(641)	13	2,259
Accumulated net realized gain (loss) on investments	96,243	(9,266)	(8,134)
Net unrealized appreciation on investments (including foreign currency)	210,230	1,157	72,391
Net unrealized depreciation on foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	(14)

Net Assets	$588,913	$50,525	$249,149

Institutional Class Shares:
Net Assets	$227,581	$45,800	$242,490
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,135,993	3,494,980	9,836,477
Net Asset Value, Offering and Redemption Price Per Share	$72.57	$13.10	$24.65

Investor Class Shares:
Net Assets	$332,730	$4,371	$6,553
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,605,929	334,195	265,962
Net Asset Value, Offering and Redemption Price Per Share	$72.24	$13.08	$24.64

Class C Shares:
Net Assets	n/a	$354	$106
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	n/a	27,187	4,439
Net Asset Value, Offering and Redemption Price Per Share	n/a	$13.02	$23.89 *

Class D Shares:
Net Assets	$28,602	n/a	n/a
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	411,317	n/a	n/a
Net Asset Value, Offering and Redemption Price Per Share	$69.54	n/a	n/a

“n/a” designates that the Fund does not offer this class.

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)	As of July 31, 2018 (Unaudited)

	Dynamic Asset Allocation Fund		International Small Cap Fund		Louisiana Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $10,699, $19,186 and $6,438, respectively)	$11,078		$20,536		$6,472
Foreign currency (Cost $—, $22 and $—, respectively)	—		22		—
Receivable for investment securities sold	1,817		39		—
Accrued income	1		26		81
Tax reclaim receivable	—		32		—
Receivable due from Adviser	—		—		1
Prepaid expenses	3		4		4

Total Assets	12,899		20,659		6,558

Liabilities:
Payable for investment securities purchased	2,223		—		—
Payable for capital shares redeemed	4		—		—
Payable due to Adviser	7		19		—
Payable due to Transfer Agent	6		6		6
Shareholder servicing fees payable	1		—		5
Payable due to Administrator	1		1		—
Payable due to Custodian	1		1		9
Other accrued expenses	2		7		2

Total Liabilities	2,245		34		22

Net Assets	$10,654		$20,625		$6,536

Net Assets:
Paid-in-Capital	$10,549		$19,011		$6,695
Undistributed (distributions in excess of) net investment income	19		(55)		1
Accumulated net realized gain (loss) on investments	(293)		320		(194)
Net unrealized appreciation on investments (including foreign currency)	379		1,350		34
Net unrealized depreciation on foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		(1)		—

Net Assets	$10,654		$20,625		$6,536

Institutional Class Shares:
Net Assets	$9,554		$20,108		$3,951
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	599,454		1,179,173		237,751
Net Asset Value, Offering and Redemption Price Per Share	$15.94		$17.05		$16.62	*

Investor Class Shares:
Net Assets	$747		$517		$2,568
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	46,929		30,393		154,570
Net Asset Value, Offering and Redemption Price Per Share	$15.91	*	$17.03	*	$16.62	*

Class C Shares:
Net Assets	$353		$—		$17
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	22,448		13		1,012
Net Asset Value, Offering and Redemption Price Per Share	$15.74	*	$17.00	*	$16.79	*

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
*	Net Assets divided by Shares do not calculate to the stated NAV because Net Assets amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (continued)

	Microcap Fund		Mississippi Tax-Free Income Fund
Assets:
Investments in securities at value (Cost $16,887 and $13,784, respectively)	$18,958		$13,856
Cash	—		95
Receivable for capital shares sold	21		—
Accrued income	2		154
Prepaid expenses	3		5

Total Assets	18,984		14,110

Liabilities:
Payable for investment securities purchased	—		294
Payable for capital shares redeemed	7		—
Payable due to Adviser	16		2
Payable due to Transfer Agent	6		6
Payable due to Administrator	1		1
Shareholder servicing fees payable	1		11
Other accrued expenses	8		6

Total Liabilities	39		320

Net Assets	$18,945		$13,790

Net Assets:
Paid-in-Capital	$15,905		$14,263
Undistributed net investment income (accumulated net investment loss)	(86)		—
Accumulated net realized gain (loss) on investments	1,055		(545)
Net unrealized appreciation on investments	2,071		72

Net Assets	$18,945		$13,790

Institutional Class Shares:
Net Assets	$18,129		$9,035
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	908,641		564,404
Net Asset Value, Offering and Redemption Price Per Share	$19.95		$16.01

Investor Class Shares:
Net Assets	$765		$4,724
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	38,566		294,904
Net Asset Value, Offering and Redemption Price Per Share	$19.84		$16.02

Class C Shares:
Net Assets	$51		$31
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,613		1,964
Net Asset Value, Offering and Redemption Price Per Share	$19.36	*	$16.04	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (000)(1) (concluded)	As of July 31, 2018 (Unaudited)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Assets:
Investments in securities at value (Cost $129,984 and $29,434, respectively)	$148,755	$32,917
Deposits held at Prime Broker	10,238	—
Receivable for capital shares sold	144	55
Accrued income	130	9
Prepaid expenses	24	2

Total Assets	159,291	32,983

Liabilities:
Payable for Securities sold short (Proceeds $10,469 and $—, respectively)	10,238	—
Payable due to Adviser	100	22
Payable due to Prime Broker	342	—
Payable due to Transfer Agent	10	7
Payable due to Administrator	10	2
Payable for capital shares redeemed	3,268	4
Payable due to Custodian	4	2
Shareholder servicing fees payable	1	1
Payable due to Trustees	3	1
Payable for distribution fees	6	—
Chief Compliance Officer fees payable	1	—
Other accrued expenses	58	10

Total Liabilities	14,041	49

Net Assets	$145,250	$32,934

Net Assets:
Paid-in-Capital	$117,348	$29,387
Undistributed net investment income (accumulated net investment loss)	543	(28)
Accumulated net realized gain on investments	8,358	92
Net unrealized appreciation on investments (including securities sold short)	19,001	3,483

Net Assets	$145,250	$32,934

Institutional Class Shares:
Net Assets	$127,152	$31,616
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,363,135	1,669,654
Net Asset Value, Offering and Redemption Price Per Share	$19.98	$18.94

Investor Class Shares:
Net Assets	$15,406	$1,209
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	788,544	64,200
Net Asset Value, Offering and Redemption Price Per Share	$19.54	$18.82	*

Class C Shares:
Net Assets	$2,692	$109
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	150,997	5,955
Net Asset Value, Offering and Redemption Price Per Share	$17.83	$18.29	*

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.
(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000)

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund
Investment Income:
Interest income	$—	$706	$—	$—
Dividend income	4,180	706	4,825	93
Less: Foreign Taxes Withheld	—	—	(599)	—

Total Investment Income	4,180	1,412	4,226	93

Expenses:
Investment advisory fees	2,990	177	1,205	29
Administration fees	251	20	101	3
Shareholder servicing fees — Investor Class	384	6	9	1
Shareholder servicing fees — Class C	n/a	1	—	—
Distribution fees — Class C	n/a	1	—	1
Distribution fees — Class D	36	n/a	n/a	n/a
Transfer agent fees	75	22	41	19
Custodian fees	96	7	123	1
Trustees’ fees	28	2	11	—
Chief Compliance Officer fees	7	1	3	—
Registration fees	35	17	23	2
Professional fees	131	10	52	2
Printing fees	37	2	11	1
Insurance and other expenses	56	9	24	2

Total Expenses	4,126	275	1,603	61

Less: Investment advisory fees waived	(52)	(41)	—	—

Total Net Expenses	4,074	234	1,603	61

Net Investment Income	106	1,178	2,623	32

Net realized gain (loss) from security transactions	55,232	(652)	2,132	(55)
Realized gain distributions from investment company shares	—	306	—	8
Net realized gain (loss) from foreign currency transactions	—	—	(86)	—
Net change in unrealized depreciation on investments	(29,383)	(676)	(23,138)	(192)
Net change in unrealized depreciation on foreign currency	—	—	(49)	—

Net Realized and Unrealized Gain (Loss) on investments	25,849	(1,022)	(21,141)	(239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,955	$156	$(18,518)	$(207)

“n/a” designates that the Fund does not offer this class.

Amounts shown as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (continued)	For the six month period ended July 31, 2018 (Unaudited)

	International Small Cap Fund	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund
Investment Income:
Interest income	$—	$113	$—	$234
Dividend income	386	—	72	—
Less: Foreign Taxes Withheld	(44)	—	—	—

Total Investment Income	342	113	72	234

Expenses:
Investment advisory fees	105	20	84	42
Administration fees	8	3	7	6
Shareholder servicing fees — Investor Class	1	3	1	6
Custodian fees	3	1	2	2
Transfer agent fees	19	18	19	19
Trustees’ fees	1	—	1	1
Professional fees	4	1	3	3
Printing fees	1	—	1	1
Registration fees	2	3	1	4
Insurance and other expenses	3	5	3	5

Total Expenses	147	54	122	89

Less: Investment advisory fees waived	—	(20)	—	(29)
Less: Reimbursement from Adviser	—	(7)	—	—

Total Net Expenses	147	27	122	60

Net Investment Income (Loss)	195	86	(50)	174

Net realized gain from security transactions	482	52	843	89
Net realized loss from foreign currency	(32)	—	—	—
Net change in unrealized depreciation on investments	(2,236)	(112)	(184)	(240)
Net change in unrealized depreciation on foreign currency	(2)	—	—	—

Net Realized and Unrealized Gain (Loss) on investments	(1,788)	(60)	659	(151)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,593)	$26	$609	$23

The accompanying notes are an integral part of the financial statements.

Statements of Operations (000) (concluded)

	Quantitative Long/Short Fund	U.S. Small Cap Fund
Investment Income:
Dividend income	$1,208	$186
Other Income	41	—

Total Investment Income	1,249	186

Expenses:
Investment advisory fees	604	130
Administration fees	59	13
Shareholder servicing fees — Investor Class	7	2
Shareholder servicing fees — Class C	4	—
Distribution fees — Class C	11	—
Transfer agent fees	31	21
Custodian fees	7	5
Trustees’ fees	7	1
Chief Compliance Officer fees	2	—
Dividend expense on securities sold short	32	—
Registration fees	23	2
Professional fees	29	6
Printing fees	8	1
Insurance and other expenses	15	3

Total Expenses	839	184

Less: Investment advisory fees waived	—	(5)

Total Net Expenses	839	179

Net Investment Income	410	7

Net realized gain from security transactions	6,989	895
Net realized loss on securities sold short	(1,087)	—
Net change in unrealized depreciation on investments	(6,463)	(1,968)
Net change in unrealized appreciation on securities sold short	34	—

Net Realized and Unrealized Loss on investments	(527)	(1,073)

Net Decrease in Net Assets Resulting from Operations	$(117)	$(1,066)

The accompanying notes are an integral part of the financial statements.

This page intentionally left blank.

Statements of Changes in Net Assets (000)

For the six month period ended July 31, 2018 (Unaudited) and the year ended January 31, 2018

	Burkenroad Small Cap Fund		Diversified Income Fund
	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18
Investment Activities:
Net investment income (loss)	$106	$(121)	$1,178	$2,032
Net realized gain (loss) from investments, realized gain distributions from investment company shares and foreign currency transactions	55,232	86,726	(346)	183
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(29,383)	3,985	(676)	(212)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,955	90,590	156	2,003

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	—	—	(542)	(1,873)
Investor Class Shares	—	—	(54)	(210)
Class C Shares	n/a	n/a	(4)	(15)
Class D Shares	—	—	n/a	n/a
Realized Capital Gains:
Institutional Class Shares	—	(13,911)	—	—
Investor Class Shares	—	(36,770)	—	—
Class C Shares	n/a	n/a	—	—
Class D Shares	—	(2,451)	n/a	n/a
Return of Capital:
Institutional Class Shares	—	—	—	(489)
Investor Class Shares	—	—	—	(59)
Class C Shares	n/a	n/a	—	(6)
Class D Shares	—	—	n/a	n/a

Total Dividends and Distributions	—	(53,132)	(600)	(2,652)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	35,987	122,851	5,072	7,470
Shares reinvested	—	12,243	131	523
Shares redeemed	(46,701)	(65,503)	(5,694)	(9,149)

Net Institutional Class Shares Transactions	(10,714)	69,591	(491)	(1,156)

Investor Class Shares:
Shares issued	24,079	104,283	924	475
Shares reinvested	—	33,437	38	193
Shares redeemed	(143,167)	(311,277)	(1,896)	(1,751)

Net Investor Class Shares Transactions	(119,088)	(173,557)	(934)	(1,083)

Class C Shares:
Shares issued	n/a	n/a	—	25
Shares reinvested	n/a	n/a	3	18
Shares redeemed	n/a	n/a	(84)	(337)

Net Class C Shares Transactions	n/a	n/a	(81)	(294)

Class D Shares:
Shares issued	1,481	2,840	n/a	n/a
Shares reinvested	—	2,325	n/a	n/a
Shares redeemed	(4,784)	(22,986)	n/a	n/a

Net Class D Shares Transactions	(3,303)	(17,821)	n/a	n/a

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(133,105)	(121,787)	(1,506)	(2,533)

Total Increase (Decrease) in Net Assets	(107,150)	(84,329)	(1,950)	(3,182)

Net Assets:
Beginning of year or period	696,063	780,392	52,475	55,657

End of year or period	$588,913	$696,063	$50,525	$52,475

Undistributed (distributions in excess of) net investment income (Accumulated net investment loss)	$(641)	$(747)	$13	$(565)

“n/a” designates that the Fund does not offer this class.

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)

For the six month period ended July 31, 2018 (Unaudited) and the year ended January 31, 2018

Diversified International Fund		Dynamic Asset Allocation Fund		International Small Cap Fund
02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18

$2,623	$2,659	$32	$53	$195	$111
2,046	18,014	(47)	75	450	621
(23,187)	48,863	(192)	438	(2,238)	3,022

(18,518)	69,536	(207)	566	(1,593)	3,754

—	(2,597)	—	(52)	—	(290)
—	(52)	—	(4)	—	(8)
—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
n/a	n/a	n/a	n/a	n/a	n/a

—	(2,649)	—	(56)	—	(298)

4,982	18,884	5,462	3,382	4,721	6,605
—	1,602	—	14	—	49
(14,960)	(59,459)	(1,190)	(111)	(931)	(370)

(9,978)	(38,973)	4,272	3,285	3,790	6,284

211	796	226	79	69	103
—	48	—	4	—	8
(1,008)	(2,717)	(6)	(248)	(36)	(138)

(797)	(1,873)	220	(165)	33	(27)

3	—	26	6	—	—
—	—	—	—	—	—
(8)	(36)	(4)	(35)	—	—

(5)	(36)	22	(29)	—	—

n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a
n/a	n/a	n/a	n/a	n/a	n/a

n/a	n/a	n/a	n/a	n/a	n/a

(10,780)	(40,882)	4,514	3,091	3,823	6,257

(29,298)	26,005	4,307	3,601	2,230	9,713

278,447	252,442	6,347	2,746	18,395	8,682

$249,149	$278,447	$10,654	$6,347	$20,625	$18,395

$2,259	$(364)	$19	$(13)	$(55)	$(250)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (continued)

	Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18
Investment Activities:
Net investment income (loss)	$86	$192	$(50)	$(7)
Net realized gain (loss) from investments (including securities sold short) and foreign currency transactions	52	132	843	184
Net change in unrealized appreciation (depreciation) on investments (including securities sold short) and foreign currency	(112)	(125)	(184)	1,380

Net Increase (Decrease) in Net Assets Resulting from Operations	26	199	609	1,557

Dividends and Distributions to Shareholders From:
Net investment income:
Institutional Class Shares	(52)	(118)	—	—
Investor Class Shares	(33)	(82)	—	—
Class C Shares	—	—	—	—
Realized Capital Gains:
Institutional Class Shares	—	—	—	(244)
Investor Class Shares	—	—	—	(13)
Class C Shares	—	—	—	(1)

Total Dividends and Distributions	(85)	(200)	—	(258)

Capital Share Transactions(1):
Institutional Class Shares:
Shares issued	536	581	3,995	6,104
Shares reinvested	7	15	—	241
Shares redeemed	(339)	(755)	(616)	(868)

Net Institutional Class Shares Transactions	204	(159)	3,379	5,477

Investor Class Shares:
Shares issued	80	189	60	71
Shares reinvested	28	71	—	13
Shares redeemed	(394)	(669)	(48)	(215)

Net Investor Class Shares Transactions	(286)	(409)	12	(131)

Class C Shares:
Shares issued	—	17	3	—
Shares reinvested	—	—	—	1
Shares redeemed	—	—	(5)	(1)

Net Class C Shares Transactions	—	17	(2)	—

Total Increase (Decrease) in Net Assets from Capital Share Transactions	(82)	(551)	3,389	5,346

Total Increase (Decrease) in Net Assets	(141)	(552)	3,998	6,645

Net Assets:
Beginning of year or period	6,677	7,229	14,947	8,302

End of year or period	$6,536	$6,677	$18,945	$14,947

Undistributed (distribution in excess of) net investment income (Accumulated net investment loss)	$1	$—	$(86)	$(36)

(1)	For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) (concluded)

For the six month period ended July 31, 2018 (Unaudited) and the year ended January 31, 2018

Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund
02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18

$174	$408	$410	$229	$7	$31
89	183	5,902	7,569	895	(691)
(240)	(213)	(6,429)	8,643	(1,968)	2,863

23	378	(117)	16,441	(1,066)	2,203

(115)	(248)	—	—	—	(15)
(60)	(160)	—	—	—	—
—	(1)	—	—	—	—

—	—	—	(1,688)	—	—
—	—	—	(435)	—	—
—	—	—	(52)	—	—

(175)	(409)	—	(2,175)	—	(15)

571	1,284	16,571	41,909	4,705	21,143
2	6	—	1,593	—	5
(274)	(308)	(31,152)	(12,612)	(3,937)	(4,709)

299	982	(14,581)	30,890	768	16,439

147	555	3,309	13,430	952	853
50	138	—	422	—	—
(1,159)	(1,511)	(7,898)	(56,536)	(1,198)	(531)

(962)	(818)	(4,589)	(42,684)	(246)	322

—	10	149	766	—	—
—	1	—	48	—	—
—	(10)	(866)	(1,488)	(41)	(40)

—	1	(717)	(674)	(41)	(40)

(663)	165	(19,887)	(12,468)	481	16,721

(815)	134	(20,004)	1,798	(585)	18,909

14,605	14,471	165,254	163,456	33,519	14,610

$13,790	$14,605	$145,250	$165,254	$32,934	$33,519

$—	$1	$543	$133	$(28)	$(35)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Burkenroad Small Cap Fund
INSTITUTIONAL CLASS SHARES
2018**	$69.46	$0.05		$3.06	$3.11	$—	$—	$—	$72.57
2018	65.95	0.08		8.94	9.02	—	(5.51)	(5.51)	69.46
2017*	57.19	0.09		8.67	8.76	—	—	—	65.95
INVESTOR CLASS SHARES^
2018**	$69.21	$(0.01)		$3.04	$3.03	$—	$—	$—	$72.24
2018	65.83	(0.03	)(3)	8.92	8.89	—	(5.51)	(5.51)	69.21
2017	51.65	(0.02)		14.20	14.18	—	—	—	65.83
2016	54.22	0.00		(2.15)	(2.15)	—	(0.42)	(0.42)	51.65
2015	55.57	(0.11)		(0.04)	(0.15)	—	(1.20)	(1.20)	54.22
2014	44.64	(0.30)		11.44	11.14	—	(0.21)	(0.21)	55.57
CLASS D SHARES
2018**	$66.64	$(0.03)		$2.93	$2.90	$—	$—	$—	$69.54
2018	63.69	(0.16)		8.62	8.46	—	(5.51)	(5.51)	66.64
2017	50.10	(0.16)		13.75	13.59	—	—	—	63.69
2016	52.74	(0.14)		(2.08)	(2.22)	—	(0.42)	(0.42)	50.10
2015	54.22	(0.25)		(0.03)	(0.28)	—	(1.20)	(1.20)	52.74
2014	43.66	(0.42)		11.19	10.77	—	(0.21)	(0.21)	54.22

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(2)	Portfolio turnover is for the Fund for the full year.
(3)	For the year ended January 31, 2018, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$0.03	0.04%	0.05%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
*	Commenced operations on May 31, 2016. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return is for the period indicated and has not been annualized.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

4.48%	$227,581	1.15%	1.16%	0.16%		13%
13.79	228,272	1.15	1.17	0.12		50
15.32	150,676	1.14	1.14	0.22		38 (2)

4.38%	$332,730	1.35%	1.36%	(0.03)%		13%
13.61 (3)	437,070	1.35	1.37	(0.04	)(3)	50
27.45	582,849	1.39	1.39	(0.03)		38
(4.01)	629,950	1.37	1.37	0.01		39
(0.34)	691,396	1.35	1.35	(0.18)		53
24.97	628,798	1.40 (1)	1.37	(0.58)		28

4.35%	$28,602	1.40%	1.41%	(0.09)%		13%
13.40	30,721	1.52	1.53	(0.25)		50
27.13	46,867	1.64	1.64	(0.28)		38
(4.25)	55,168	1.62	1.62	(0.26)		39
(0.59)	51,225	1.60	1.60	(0.44)		53
24.68	46,714	1.65 (1)	1.62	(0.83)		28

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified Income Fund
INSTITUTIONAL CLASS SHARES
2018**	$13.21	$0.30	$(0.26)	$0.04	$(0.15)	$—	$—	$(0.15)	$13.10
2018	13.37	0.49	(0.01)	0.48	(0.51)	(0.13)	—	(0.64)	13.21
2017	12.56	0.51	0.92	1.43	(0.47)	(0.15)	—	(0.62)	13.37
2016	14.79	0.64	(2.05)	(1.41)	(0.73)	(0.09)	—	(0.82)	12.56
2015	15.49	0.56	(0.32)	0.24	(0.66)	(0.18)	(0.10)	(0.94)	14.79
2014	15.50	0.77	(0.01)	0.76	(0.76)	—	(0.01)	(0.77)	15.49
INVESTOR CLASS SHARES^
2018**	$13.19	$0.28	$(0.24)	$0.04	$(0.15)	$—	$—	$(0.15)	$13.08
2018	13.35	0.45	(0.01)	0.44	(0.47)	(0.13)	—	(0.60)	13.19
2017	12.54	0.46	0.93	1.39	(0.42)	(0.16)	—	(0.58)	13.35
2016	14.78	0.60	(2.04)	(1.44)	(0.72)	(0.08)	—	(0.80)	12.54
2015	15.50	0.55	(0.36)	0.19	(0.65)	(0.16)	(0.10)	(0.91)	14.78
2014	15.50	0.74	—	0.74	(0.73)	—	(0.01)	(0.74)	15.50
CLASS C SHARES
2018**	$13.16	$0.23	$(0.25)	$(0.02)	$(0.12)	$—	$—	$(0.12)	$13.02
2018	13.32	0.34	—	0.34	(0.37)	(0.13)	—	(0.50)	13.16
2017	12.51	0.36	0.93	1.29	(0.34)	(0.14)	—	(0.48)	13.32
2016	14.77	0.49	(2.04)	(1.55)	(0.63)	(0.08)	—	(0.71)	12.51
2015	15.48	0.42	(0.33)	0.09	(0.57)	(0.13)	(0.10)	(0.80)	14.77
2014	15.50	0.60	0.01	0.61	(0.62)	—	(0.01)	(0.63)	15.48

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

0.36%	$45,800	0.90%	1.06%	4.70%	40%
3.64	46,668	0.90	1.07	3.64	59
11.56	48,405	0.90	1.04	3.84	83
(9.90)	40,448	0.90	1.00	4.56	77
1.37	52,046	0.90	0.99	3.56	77
5.06	53,949	0.90	0.98	4.98	74

0.29%	$4,371	1.15%	1.31%	4.42%	40%
3.38	5,367	1.15	1.32	3.38	59
11.29	6,514	1.15	1.28	3.50	83
(10.11)	8,557	1.15	1.25	4.28	77
1.08	12,563	1.15	1.24	3.47	77
4.87	10,931	1.15	1.23	4.74	74

(0.13)%	$354	1.90%	2.06%	3.67%	40%
2.61	440	1.90	2.07	2.58	59
10.47	738	1.90	2.03	2.75	83
(10.85)	1,118	1.90	2.00	3.53	77
0.43	1,556	1.90	2.00	2.66	77
4.00	1,180	1.90	1.99	3.89	74

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Diversified International Fund
INSTITUTIONAL CLASS SHARES
2018**	$26.41	$0.25	$(2.01)	$(1.76)	$—	$—	$—	$24.65
2018	20.61	0.23	5.81	6.04	(0.24)	—	(0.24)	26.41
2017	17.57	0.22	3.05	3.27	(0.23)	—	(0.23)	20.61
2016	21.02	0.23	(3.42)	(3.19)	(0.26)	—	(0.26)	17.57
2015	21.55	0.19	(0.54)	(0.35)	(0.18)	—	(0.18)	21.02
2014	21.28	0.14	0.28	0.42	(0.12)	(0.03)	(0.15)	21.55
INVESTOR CLASS SHARES^
2018**	$26.42	$0.22	$(2.00)	$(1.78)	$—	$—	$—	$24.64
2018	20.62	0.18	5.79	5.97	(0.17)	—	(0.17)	26.42
2017	17.56	0.21	3.00	3.21	(0.15)	—	(0.15)	20.62
2016	20.94	0.22	(3.45)	(3.23)	(0.15)	—	(0.15)	17.56
2015	21.47	0.14	(0.55)	(0.41)	(0.12)	—	(0.12)	20.94
2014	21.21	0.10	0.25	0.35	(0.06)	(0.03)	(0.09)	21.47
CLASS C SHARES
2018**	$25.72	$0.13	$(1.96)	$(1.83)	$—	$—	$—	$23.89
2018	20.09	—	5.63	5.63	—	—	—	25.72
2017	17.12	0.02	2.98	3.00	(0.03)	—	(0.03)	20.09
2016	20.41	0.03	(3.31)	(3.28)	(0.01)	—	(0.01)	17.12
2015	20.97	(0.04)	(0.52)	(0.56)	—	—	—	20.41
2014	20.81	(0.02)	0.21	0.19	—	(0.03)	(0.03)	20.97

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(6.66)%	$242,490	1.24%	1.24%	2.05%	5%
29.35	270,452	1.28	1.28	0.99	16
18.67	244,532	1.26	1.26	1.17	29
(15.27)	290,492	1.24	1.24	1.09	15
(1.66)	439,801	1.20	1.20	0.83	21
1.91	297,393	1.22	1.22	0.67	19

(6.74)%	$6,553	1.49%	1.49%	1.79%	5%
29.00	7,875	1.53	1.53	0.77	16
18.32	7,782	1.51	1.51	1.08	29
(15.50)	14,295	1.49	1.49	1.05	15
(1.93)	44,232	1.45	1.45	0.61	21
1.63	46,364	1.47	1.47	0.49	19

(7.12)%	$106	2.24%	2.24%	1.04%	5%
28.02	120	2.28	2.28	0.01	16
17.51	128	2.26	2.26	0.13	29
(15.27)	114	1.24	1.24	1.09	15
(2.67)	197	2.20	2.20	(0.19)	21
0.90	183	2.21	2.21	(0.08)	19

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Dynamic Asset Allocation Fund
INSTITUTIONAL CLASS SHARES
2018**	$16.54	$0.07	$(0.67)	$(0.60)	$—	$—	$—	$15.94
2018	14.65	0.25	1.82	2.07	(0.18)	—	(0.18)	16.54
2017	12.83	0.06	1.86	1.92	(0.10)	—	(0.10)	14.65
2016*	15.00	0.06	(2.21)	(2.15)	(0.02)	—	(0.02)	12.83
INVESTOR CLASS SHARES^
2018**	$16.53	$0.04	$(0.66)	$(0.62)	$—	$—	$—	$15.91
2018	14.64	0.14	1.88	2.02	(0.13)	—	(0.13)	16.53
2017	12.81	0.03	1.86	1.89	(0.06)	—	(0.06)	14.64
2016*	15.00	—	(2.18)	(2.18)	(0.01)	—	(0.01)	12.81
CLASS C SHARES
2018**	$16.42	$(0.02)	$(0.66)	$(0.68)	$—	$—	$—	$15.74
2018	14.54	0.03	1.86	1.89	(0.01)	—	(0.01)	16.42
2017	12.77	(0.08)	1.85	1.77	—	—	—	14.54
2016*	15.00	(0.06)	(2.17)	(2.23)	—	—	—	12.77

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

(3.63)%	$9,554	1.40%	1.40%	0.85%	175%
14.15	5,449	1.40	2.04	1.60	140
14.98	1,764	1.40	2.77	0.44	239
(14.31)	750	1.40	3.00	0.62	379

(3.75)%	$747	1.65%	1.65%	0.54%	175%
13.86	552	1.65	2.39	0.92	140
14.74	649	1.65	3.11	0.22	239
(14.54)	604	1.65	2.99	(0.04)	379

(4.14)%	$353	2.40%	2.40%	(0.20)%	175%
13.04	346	2.40	3.13	0.20	140
13.86	333	2.40	3.88	(0.60)	239
(14.87)	364	2.40	3.77	(0.63)	379

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Small Cap Fund
INSTITUTIONAL CLASS SHARES
2018**	$18.54	$0.18	$(1.67)	$(1.49)	$—	$—	$—	$17.05
2018	14.16	0.14	4.56	4.70	(0.32)	—	(0.32)	18.54
2017	13.47	0.16	0.74	0.90	(0.21)	—	(0.21)	14.16
2016*	15.00	(0.03)	(1.49)	(1.52)	(0.01)	—	(0.01)	13.47
INVESTOR CLASS SHARES^
2018**	$18.53	$0.16	$(1.66)	$(1.50)	$—	$—	$—	$17.03
2018	14.16	0.12	4.53	4.65	(0.28)	—	(0.28)	18.53
2017	13.46	0.15	0.72	0.87	(0.17)	—	(0.17)	14.16
2016*	15.00	(0.05)	(1.49)	(1.54)	—	—	—	13.46
CLASS C SHARES
2018**	$18.49	$0.17	$(1.66)	$(1.49)	$—	$—	$—	$17.00
2018	14.08	0.10	4.54	4.64	(0.23)	—	(0.23)	18.49
2017	13.39	0.03	0.74	0.77	(0.08)	—	(0.08)	14.08
2016*	15.00	(0.13)	(1.48)	(1.61)	—	—	—	13.39

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.55%.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average net assets would have been 2.53%.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

(8.04)%	$20,108	1.53%		1.53%	2.06%	31%
33.27	17,866	1.55		1.71	0.85	64
6.77	8,259	1.55		1.87	1.19	88
(10.12)	7,102	1.55		2.27	(0.30)	29

(8.09)%	$517	1.78%		1.78%	1.81%	31%
32.87	529	1.80		1.96	0.73	64
6.50	423	1.80		2.10	1.09	88
(10.27)	582	1.80		2.55	(0.55)	29

(8.06)%	$—	1.58	%(2)	1.58%	1.96%	31%
32.97	—	1.81	(1)	1.81	0.62	64
5.74	—	2.55		2.84	0.25	88
(10.73)	3	2.55		12.35	(1.37)	29

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Louisiana Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2018**	$16.77	$0.22	$(0.15)	$0.07	$(0.22)	$—	$(0.22)	$16.62
2018	16.79	0.47	—	0.47	(0.49)	—	(0.49)	16.77
2017	17.29	0.49	(0.49)	—	(0.50)	—	(0.50)	16.79
2016	17.37	0.51	(0.08)	0.43	(0.51)	—	(0.51)	17.29
2015	15.66	0.51	1.72	2.23	(0.52)	—	(0.52)	17.37
2014	17.35	0.54	(1.66)	(1.12)	(0.55)	(0.02)	(0.57)	15.66
INVESTOR CLASS SHARES^
2018**	$16.77	$0.20	$(0.15)	$0.05	$(0.20)	$—	$(0.20)	$16.62
2018	16.78	0.42	0.01	0.43	(0.44)	—	(0.44)	16.77
2017	17.28	0.44	(0.49)	(0.05)	(0.45)	—	(0.45)	16.78
2016	17.37	0.47	(0.09)	0.38	(0.47)	—	(0.47)	17.28
2015	15.65	0.47	1.73	2.20	(0.48)	—	(0.48)	17.37
2014	17.35	0.50	(1.67)	(1.17)	(0.51)	(0.02)	(0.53)	15.65
CLASS C SHARES
2018**	$16.94	$0.14	$(0.15)	$(0.01)	$(0.14)	$—	$(0.14)	$16.79
2018	16.88	0.31	0.17	0.48	(0.42)	—	(0.42)	16.94
2017	17.29	0.61	(0.53)	0.08	(0.49)	—	(0.49)	16.88
2016	17.36	0.35	0.05	0.40	(0.47)	—	(0.47)	17.29
2015	15.65	0.35	1.81	2.16	(0.45)	—	(0.45)	17.36
2014‡	16.94	0.41	(1.31)	(0.90)	(0.37)	(0.02)	(0.39)	15.65

^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
‡	Commenced operations May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
(1)	Total return is for the period indicated and has not been annualized.
(2)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, the ratio of expenses to average Net Assets would have been 1.75%.
(3)	Portfolio turnover is for the Fund for the full year.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0.44%		$3,951	0.75%		1.58%	2.70%	23%
2.80		3,781	0.75		1.53	2.74	27
(0.06)		3,939	0.75		1.38	2.84	5
2.56		4,902	0.75		1.32	2.99	16
14.43		5,137	0.75		1.34	3.09	19
(6.44)		4,841	0.75		1.21	3.38	3

0.32%		$2,568	1.00%		1.83%	2.70%	23%
2.60		2,879	1.00		1.78	2.49	27
(0.31)		3,290	1.00		1.63	2.58	5
2.25		4,740	1.00		1.57	2.74	16
14.21		5,341	1.00		1.59	2.85	19
(6.73)		8,069	1.00		1.44	3.10	3

(0.06)%		$17	1.75%		2.58%	1.70%	23%
2.85		17	1.71	(2)	2.52	1.82	27
0.45		—	0.04	(2)	0.06	3.55	5
2.39		—	1.55	(2)	2.12	2.03	16
13.98		29	1.75		2.36	2.07	19
(5.22	)(1)	—	—	(2)	—	4.00	3 (3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Microcap Fund
INSTITUTIONAL CLASS SHARES
2018**	$19.28	$(0.06)	$0.73	$0.67	$—	$—	$—	$19.95
2018	17.26	(0.01)	2.39	2.38	—	(0.36)	(0.36)	19.28
2017	13.72	0.04	3.54	3.58	(0.04)	—	(0.04)	17.26
2016*	15.00	(0.04)	(1.24)	(1.28)	—	—	—	13.72
INVESTOR CLASS SHARES^
2018**	$19.19	$(0.08)	$0.73	$0.65	$—	$—	$—	$19.84
2018	17.23	(0.05)	2.37	2.32	—	(0.36)	(0.36)	19.19
2017	13.70	—	3.53	3.53	—	—	—	17.23
2016*	15.00	(0.06)	(1.24)	(1.30)	—	—	—	13.70
CLASS C SHARES
2018**	$18.80	$(0.15)	$0.71	$0.56	$—	$—	$—	$19.36
2018	17.01	(0.18)	2.33	2.15	—	(0.36)	(0.36)	18.80
2017	13.63	(0.11)	3.49	3.38	—	—	—	17.01
2016*	15.00	(0.13)	(1.24)	(1.37)	—	—	—	13.63

*	Commenced operations May 29, 2015. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

3.48%	$18,129	1.45%	1.45%	(0.48)%	56%
13.77	14,167	1.50	1.59	(0.05)	116
26.11	7,476	1.50	1.85	0.28	153
(8.53)	4,491	1.50	2.48	(0.39)	153

3.39%	$765	1.70%	1.70%	(0.72)%	56%
13.44	729	1.75	1.84	(0.26)	116
25.77	780	1.75	2.11	(0.02)	153
(8.67)	969	1.75	2.70	(0.62)	153

2.98%	$51	2.45%	2.45%	(1.46)%	56%
12.61	51	2.50	2.59	(1.02)	116
24.80	46	2.50	2.85	(0.75)	153
(9.13)	50	2.50	3.90	(1.32)	153

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Mississippi Tax-Free Income Fund
INSTITUTIONAL CLASS SHARES
2018**	$16.18	$0.21	$(0.17)	$0.04	$(0.21)	$—	$(0.21)	$16.01
2018	16.21	0.46	(0.03)	0.43	(0.46)	—	(0.46)	16.18
2017	16.86	0.46	(0.63)	(0.17)	(0.48)	—	(0.48)	16.21
2016	17.01	0.49	(0.15)	0.34	(0.49)	—	(0.49)	16.86
2015	15.51	0.50	1.51	2.01	(0.51)	—	(0.51)	17.01
2014	17.21	0.53	(1.61)	(1.08)	(0.54)	(0.08)	(0.62)	15.51
INVESTOR CLASS SHARES^
2018**	$16.18	$0.19	$(0.16)	$0.03	$(0.19)	$—	$(0.19)	$16.02
2018	16.21	0.42	(0.03)	0.39	(0.42)	—	(0.42)	16.18
2017	16.87	0.42	(0.65)	(0.23)	(0.43)	—	(0.43)	16.21
2016	17.01	0.45	(0.14)	0.31	(0.45)	—	(0.45)	16.87
2015	15.51	0.46	1.51	1.97	(0.47)	—	(0.47)	17.01
2014	17.21	0.50	(1.62)	(1.12)	(0.50)	(0.08)	(0.58)	15.51
CLASS C SHARES
2018**	$16.20	$0.13	$(0.16)	$(0.03)	$(0.13)	$—	$(0.13)	$16.04
2018	16.24	0.30	(0.04)	0.26	(0.30)	—	(0.30)	16.20
2017	16.89	0.29	(0.63)	(0.34)	(0.31)	—	(0.31)	16.24
2016	17.01	0.32	(0.13)	0.19	(0.31)	—	(0.31)	16.89
2015	15.51	0.62	1.39	2.01	(0.51)	—	(0.51)	17.01
2014‡	16.86	0.41	(1.32)	(0.91)	(0.36)	(0.08)	(0.44)	15.51

**	All ratios for the six month period ended July 31, 2018 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
‡	Commenced operations on May 31, 2013. Ratios for the period have been annualized.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016.
(1)	Total return is for the period indicated and has not been annualized.
(2)

Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations. Under normal asset levels, the ratio of expenses to average Net Assets would have been 1.75%.

(3)	Portfolio turnover is for the Fund for the full year.

Amounts designated as “—” represents less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

0.24%		$9,035	0.75%	1.17%	2.60%	33%
2.68		8,829	0.75	1.17	2.82	17
(1.09)		7,877	0.75	1.11	2.73	1
2.11		7,931	0.75	1.10	2.97	6
13.15		8,580	0.75	1.04	3.07	3
(6.28)		7,943	0.75	0.97	3.34	5

0.17%		$4,724	1.00%	1.42%	2.35%	33%
2.42		5,744	1.00	1.42	2.57	17
(1.40)		6,563	1.00	1.36	2.48	1
1.91		8,409	1.00	1.35	2.72	6
12.86		10,493	1.00	1.29	2.82	3
(6.51)		18,381	1.00	1.20	3.07	5

(0.20)%		$31	1.75%	2.17%	1.59%	33%
1.61		32	1.75	2.17	1.82	17
(2.09)		31	1.75	2.11	1.74	1
1.14		32	1.75	2.07	1.98	6
13.15		—	— (2)	—	3.79	3
(5.34	)(1)	—	— (2)	—	3.97	5 (3)

Financial Highlights (continued)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
Quantitative Long/Short Fund
INSTITUTIONAL CLASS SHARES
2018**	$19.97	$0.06	$(0.05)	$0.01	$—	$—	$—	$19.98
2018	18.23	0.03	1.97	2.00	—	(0.26)	(0.26)	19.97
2017	17.15	0.03	1.05	1.08	—	—	—	18.23
2016	17.87	(0.09)	(0.18)	(0.27)	—	(0.45)	(0.45)	17.15
2015	17.06	(0.01)	1.83	1.82	—	(1.01)	(1.01)	17.87
2014	17.59	(0.05)	2.84	2.79	(0.03)	(3.29)	(3.32)	17.06
INVESTOR CLASS SHARES^
2018**	$19.54	$0.05	$(0.05)	$—	$—	$—	$—	$19.54
2018	17.82	0.03 (3)	1.95	1.98	—	(0.26)	(0.26)	19.54
2017	16.81	(0.01)	1.02	1.01	—	—	—	17.82
2016	17.57	(0.13)	(0.18)	(0.31)	—	(0.45)	(0.45)	16.81
2015	16.83	(0.04)	1.79	1.75	—	(1.01)	(1.01)	17.57
2014	17.41	(0.10)	2.81	2.71	—	(3.29)	(3.29)	16.83
CLASS C SHARES
2018**	$17.91	$(0.04)	$(0.04)	$(0.08)	$—	$—	$—	$17.83
2018	16.53	(0.14)	1.78	1.64	—	(0.26)	(0.26)	17.91
2017	15.71	(0.13)	0.95	0.82	—	—	—	16.53
2016	16.58	(0.25)	(0.17)	(0.42)	—	(0.45)	(0.45)	15.71
2015	16.04	(0.17)	1.72	1.55	—	(1.01)	(1.01)	16.58
2014	16.85	(0.24)	2.72	2.48	—	(3.29)	(3.29)	16.04

**	All ratios for the six month period ended July 31, 2018 have been annualized.
(1)

Expense ratio includes the advisory fee at the annual rate of 1.20% of the Fund’s average daily net assets and a performance fee adjustment, if applicable, that increases/decreases the total fee +0.40%/-0.40%. The effective advisory fee rate for the years ended January 31, 2018, 2017, 2016, 2015 and 2014 was 0.79%, 0.92%, 1.15%, 0.84% and 0.96%, respectively. Expense limitations are applied before giving effect to performance incentive adjustments. Effective June 1, 2017, the performance fee adjustment was discontinued. The effective advisory fee rate from February 1, 2017 through June 1, 2017 was 0.77%.

(2)

Expense ratio includes interest and dividend expense related to short sales. Excluding such interest and dividend expense, the ratio of expenses to average net assets for the years or periods presented would be:

	Institutional Class Shares	Investor Class Shares	Class C Shares
2018**	1.04%	1.12%	2.04%
2018	1.04%	1.24%	2.04%
2017	1.13%	1.40%	2.14%
2016	1.35%	1.63%	2.40%
2015	1.07%	1.31%	2.08%
2014	1.21%	1.48%.	2.23%
(3)	For the year ended January 31, 2018, the amount includes a reimbursement for payments of prior years’ shareholder servicing fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$0.05	0.18%	0.26%
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016.
†	Per share data calculated using average shares method.
††	Total return excludes applicable sales charge. Sales charges were eliminated effective May 31, 2016.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

0.05%	$127,152	1.08%	1.08%	0.58%	45%
11.04	141,821	1.14	1.14	0.18	104
6.30	100,557	1.26	1.26	0.18	126
(1.59)	78,415	1.64	1.64	(0.47)	159
10.59	64,494	1.47	1.47	(0.03)	151
15.97	52,055	1.61	1.61	(0.24)	223

0.00%	$15,406	1.16%	1.16%	0.49%	45%
11.18 (3)	19,994	1.34	1.34	0.15 (3)	104
6.01	59,079	1.53	1.53	(0.06)	126
(1.85)	75,436	1.92	1.92	(0.74)	159
10.32	42,614	1.70	1.70	(0.25)	151
15.70	18,640	1.88	1.88	(0.54)	223

(0.45)%	$2,692	2.08%	2.08%	(0.42)%	45%
9.99	3,439	2.14	2.14	(0.82)	104
5.22	3,820	2.27	2.27	(0.82)	126
(2.63)	3,817	2.69	2.69	(1.50)	159
9.58	1,458	2.47	2.47	(1.04)	151
14.82	631	2.63	2.63	(1.32)	223

Financial Highlights (concluded)

For a Share Outstanding Throughout the Year or Period

For the six month period ended July 31, 2018 (Unaudited) and the year or period ended January 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)†	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
U.S. Small Cap Fund
INSTITUTIONAL CLASS SHARES
2018**	$19.57	$—	$(0.63)	$(0.63)	$—	$—	$—	$18.94
2018	18.25	0.02	1.31	1.33	(0.01)	—	(0.01)	19.57
2017	14.41	0.07	3.88	3.95	(0.11)	—	(0.11)	18.25
2016	14.50	0.03	(0.09)	(0.06)	(0.03)	—	(0.03)	14.41
2015	14.32	0.04	0.15	0.19	(0.01)	—	(0.01)	14.50
2014*	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
INVESTOR CLASS SHARES^
2018**	$19.48	$(0.02)	$(0.64)	$(0.66)	$—	$—	$—	$18.82
2018	18.20	(0.02)	1.30	1.28	—	—	—	19.48
2017	14.37	0.02	3.88	3.90	(0.07)	—	(0.07)	18.20
2016	14.47	(0.01)	(0.09)	(0.10)	—	—	—	14.37
2015	14.32	(0.02)	0.17	0.15	—	—	—	14.47
2014*	15.00	(0.01)	(0.67)	(0.68)	—	—	—	14.32
CLASS C SHARES
2018**	$18.99	$(0.08)	$(0.62)	$(0.70)	$—	$—	$—	$18.29
2018	17.89	(0.15)	1.25	1.10	—	—	—	18.99
2017	14.17	(0.09)	3.81	3.72	—	—	—	17.89
2016	14.38	(0.11)	(0.10)	(0.21)	—	—	—	14.17
2015	14.32	(0.12)	0.18	0.06	—	—	—	14.38
2014*	15.00	—	(0.68)	(0.68)	—	—	—	14.32

*	Commenced operations December 31, 2013. Ratios for the period have been annualized.
**	All ratios for the six month period ended July 31, 2018 have been annualized.
^	Class name changed from Class A Shares to Investor Class Shares, effective May 31, 2016
†	Per share data calculated using average shares method.
††

Total return excludes applicable sales charges. Sales charges were eliminated effective May 31, 2016. Total return and portfolio turnover rates are for the period indicated and have not been annualized.

(1)	Ratio reflects the impact of the low level of average net assets. Under normal asset levels, ratios would have been 2.10%.
n/m	— Not meaningful. Ratio is not meaningful due to low level of net assets.

Amounts designated as “—” represent less than $0.01 per share, are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

July 31, 2018 (Unaudited)

Total Return††	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Recaptured Fees)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate††

(3.22)%	$31,616	1.10%	1.13%	0.05%	61%
7.28	31,856	1.10	1.18	0.12	78
27.41	13,343	1.10	1.33	0.42	82
(0.45)	9,454	1.10	1.44	0.15	61
1.32	6,704	1.10	2.18	0.27	71
(4.53)	78	1.10	n/m	(0.61)	4

(3.39)%	$1,209	1.35%	1.38%	(0.17)%	61%
7.03	1,507	1.35	1.43	(0.10)	78
27.10	1,082	1.35	1.58	0.13	82
(0.69)	1,232	1.35	1.71	(0.10)	61
1.05	1,489	1.35	4.63	(0.14)	71
(4.53)	586	1.31	n/m	(0.71)	4

(3.69)%	$109	2.10%	2.13%	(0.90)%	61%
6.15	156	2.10	2.18	(0.85)	78
26.25	185	2.10	2.33	(0.56)	82
(1.46)	130	2.07 (1)	2.46	(0.76)	61
0.42	138	2.10	4.78	(0.85)	71
(4.53)	—	0.12 (1)	n/m	0.36	4

Notes to Financial Statements

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 30 funds. The financial statements included herein relate to the Trust’s Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Hancock Horizon Burkenroad Small Cap Fund (the “Burkenroad Small Cap Fund”), the Hancock Horizon Diversified Income Fund (the “Diversified Income Fund”), the Hancock Horizon Diversified International Fund (the “Diversified International Fund”), the Hancock Horizon Dynamic Asset Allocation Fund (the “Dynamic Asset Allocation Fund”), the Hancock Horizon International Small Cap Fund (the “International Small Cap Fund”), the Hancock Horizon Louisiana Tax-Free Income Fund (the “Louisiana Tax-Free Income Fund”), the Hancock Horizon Microcap Fund (the “Microcap Fund”), the Hancock Horizon Mississippi Tax-Free Income Fund (the “Mississippi Tax-Free Income Fund”), the Hancock Horizon Quantitative Long/Short Fund (the “Quantitative Long/Short Fund”) and the Hancock Horizon U.S. Small Cap Fund (the “U.S. Small Cap Fund”) (each a “Fund” and collectively the “Funds”). Each Fund, except for the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, is diversified. The Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund are non-diversified. The financial statements of the remaining funds in the Trust are presented separately. The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective May 31, 2016, Class A Shares were redesignated as Investor Class Shares. The share class name had no impact on the Funds’ operations or investment policy. The Burkenroad Small Cap Fund Institutional Class Shares commenced operations on May 31, 2016.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day

July 31, 2018 (Unaudited)

thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: a security’s trading has been halted or suspended; a security has been de-listed from a national exchange; a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or a security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Fair valued securities, if applicable, are identified in the Schedules of Investments.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Horizon Advisers (the “Adviser”) or a sub-adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding a relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Diversified International Fund and International Small Cap Fund use MarkIt Fair Value. (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and may request that a meeting of the Committee be held.

Notes to Financial Statements (continued)

If a local market in which the Diversified International Fund or International Small Cap Fund owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of July 31, 2018, for the Diversified International Fund and the International Small Cap Fund, no securities were valued in accordance with the procedures described above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes – It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended July 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended July 31, 2018, the Funds did not incur any interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and are included in interest income. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

July 31, 2018 (Unaudited)

The Diversified International Fund and the International Small Cap Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Investments in REITs – Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the closing rate on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated securities that are of comparable quality to securities that are rated in the highest rating category by an NRSRO, as determined by the Adviser. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

Short Sales – The Quantitative Long/Short Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or prime broker interest expense. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such

Notes to Financial Statements (continued)

amounts are recorded on the ex-dividend date as dividends expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Goldman, Sachs & Co., and pledged securities held at the custodian, U.S. Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the six month period ended July 31, 2018 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate paid	Interest Paid
$1,253,637	$565,279	2.65%	$7,434

Expenses – Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes of Shares – Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid monthly for the Diversified Income Fund, the Louisiana Tax-Free Income Fund and the Mississippi Tax-Free Income Fund, and declared and paid annually for the Burkenroad Small Cap Fund, the Diversified International Fund, the Dynamic Asset Allocation Fund, the International Small Cap Fund, the Microcap Fund, the Quantitative Long/Short Fund and the U.S. Small Cap Fund. Net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

3.	Agreements and other Transactions with Affiliates:

Advisory Agreement

Horizon Advisers (the “Adviser”) is an unincorporated division of Hancock Whitney Bank and serves as the investment adviser to the Funds. Hancock Whitney Bank is part of Hancock Whitney Corporation’s family of companies. Hancock Whitney Corporation and its family of companies, including Hancock Whitney Bank, are collectively referred to as “Hancock”. For its services, the Adviser is entitled to a fee that is calculated daily and paid monthly at an annual rate based on the average daily net assets of each Fund as follows:

Assets	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
$0 - $100 million	n/a	n/a	1.00%	n/a	n/a
Over $100 million	n/a	n/a	0.90%	n/a	n/a
$0 - $500 million	0.95%	0.70%	n/a	0.70%	1.10%
$501 million - $1 billion	0.90%	0.65%	n/a	0.65%	1.05%
Over $1 billion	0.85%	0.60%	n/a	0.60%	1.00%

Assets	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund(1)	U.S. Small Cap Fund
$0 - $500 million	0.60%	1.00%	0.60%	0.80%	0.80%
$501 million - $1 billion	0.55%	0.95%	0.55%	0.75%	0.75%
Over $1 billion	0.50%	0.90%	0.50%	0.70%	0.70%

“n/a” designates asset tier not applicable.

(1)

Prior to June 1, 2017, the advisory fee paid to the Adviser for providing services to the Quantitative Long/Short Fund consisted of a basic annual fee rate of 1.20% of the Fund’s average daily net assets for the first $500 million in assets, 1.15% of the Fund’s average daily net assets for the next $500 million in assets, and 1.10% of the Fund’s average daily net assets for assets over $1 billion (the “Basic Fee”), and a potential performance adjustment (“Performance Adjustment”) of 0.40% of the Fund’s average daily net assets during the 12-month period ending on each monthly Performance Adjustment calculation date (a “Performance Period”). The Performance Adjustment was subtracted from the Basic Fee if the Fund’s Institutional Class Shares underperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period, and was added to the Basic Fee if the Fund’s Institutional Class Shares outperformed the S&P Composite 1500 Index by 200 basis points or more during a Performance Period. Because the Performance Adjustment was based on the performance of the Fund relative to the performance of the S&P Composite 1500 Index, the Adviser could receive a positive Performance Adjustment even during Performance Periods when the Fund’s performance was negative.

The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees

July 31, 2018 (Unaudited)

and Expenses, and extraordinary expenses) of each Fund will not exceed the following as a percentage of average net assets:

	Burkenroad Small Cap Fund*	Diversified Income Fund*	Diversified International Fund*	Dynamic Asset Allocation Fund*	International Small Cap Fund*
Institutional Class Shares	1.15%	0.90%	1.50%	1.40%	1.55%
Investor Class Shares	1.40%	1.15%	1.75%	1.65%	1.80%
Class C Shares	n/a	1.90%	2.50%	2.40%	2.55%
Class D Shares	1.65%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund*	Microcap Fund*	Mississippi Tax-Free Income Fund*	Quantitative Long/Short Fund*		U.S. Small Cap Fund*
Institutional Class Shares	0.75%	1.50%	0.75%	1.70%	(1)	1.10%
Investor Class Shares	1.00%	1.75%	1.00%	1.95%	(1)	1.35%
Class C Shares	1.75%	2.50%	1.75%	2.70%	(1)	2.10%

“n/a” designates that the Fund does not offer this class.

*	The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2018.
(1)

Prior to June 1, 2017, the Adviser had contractually agreed to reduce fees and reimburse expenses to the extent necessary in order to keep the Net Expenses (excluding interest, dividend expenses, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses), before giving effect to any performance incentive adjustment, from exceeding 1.70%, 1.95%, and 2.70% of the Fund’s average daily net assets of the Institutional Class, Investor Class and Class C Shares, respectively, until May 2018 (the “Expense Limits”). Since the Expense Limits were applied before giving effect to performance incentive adjustments, the percentages shown as Net Expenses for each class of shares may be up to 0.40% higher or lower than the Expense Limit for that class because Net Expenses reflect performance incentive adjustments, if any.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser during the preceding three-year period, pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation. During the six month period ended July 31, 2018, the Adviser did not recapture previously waived/reimbursed fees for the Funds.

As of July 31, 2018, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until July 31:	Burkenroad Small Cap Fund	Diversified Income Fund	Dynamic Asset Allocation Fund(1)	International Small Cap Fund(1)
2016	2019	$—	$64,229	$33,669	$31,225
2017	2020	54,727	94,673	29,236	25,681
2018	2021	126,965	89,827	11,486	12,271

	Total	$181,692	$248,729	$74,391	$69,177

Fiscal Year	Subject to Repayment until July 31:	Louisiana Tax-Free Income Fund	Microcap Fund(1)	Mississippi Tax-Free Income Fund	U.S. Small Cap Fund
2016	2019	$53,436	$30,037	$55,258	$29,776
2017	2020	55,760	18,147	61,638	27,499
2018	2021	56,559	4,878	62,087	17,491

	Total	$165,755	$53,062	$178,983	$74,766

(1)	Commenced operations on May 29, 2015.

The Adviser oversees EARNEST Partners, LLC (“EARNEST” or the “Sub-Adviser”), the sub-adviser to the Diversified International Fund, and GlobeFlex Capital, L.P. (“GlobeFlex” or the “Sub-Adviser” and, together with EARNEST, the “Sub-Advisers”), the sub-adviser to the International Small Cap Fund, to ensure compliance with the investment policies and guidelines of each Fund, and monitors each Sub-Adviser’s adherence to its investment style. The Adviser pays EARNEST out of the advisory fee it receives from the Diversified International Fund and pays GlobeFlex out of the advisory fee it receives from the International Small Cap Fund. The Board supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

Notes to Financial Statements (continued)

Administration Agreement

SEI Investments Global Funds Services (“the Administrator”) is the Administrator of the Trust. SEI Investments Management Corporation (“SEI Investments”), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended July 31, 2018, the Funds were charged as follows for these services:

Fund Name	Administration Fee Charged
Burkenroad Small Cap Fund	$250,610
Diversified Income Fund	19,874
Diversified International Fund	100,989
Dynamic Asset Allocation Fund	3,278
International Small Cap Fund	7,518
Louisiana Tax-Free Income Fund	2,577
Microcap Fund	6,603
Mississippi Tax-Free Income Fund	5,510
Quantitative Long/Short Fund	59,447
U.S. Small Cap Fund	12,752

Transfer Agent and Custodian Agreement

Hancock serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock is paid an annual fee of $12,000 for each class of each Fund and 0.0175% of the average daily net assets of the Funds.

Hancock Bank serves as custodian to the Funds (except for the Quantitative Long/Short Fund), and for such services is paid an annual fee from the Funds’ assets of 0.03% of each Fund’s average daily net assets, subject to a minimum of $250 per month per Fund.

U.S. Bank serves as custodian to the Quantitative Long/Short Fund and for such services is paid an annual fee based on the Fund’s average daily net assets. BNY Mellon serves as sub-custodian to the Diversified International Fund, and for such services is paid an annual fee based on the Fund’s average daily net assets.

Distribution Agreement

The Trust and SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class C Shares	n/a	0.75%	0.75%	0.75%	0.75%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	—	—	—	—	—
Class C Shares	0.75%	0.75%	0.75%	0.75%	0.75%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six months ended July 31, 2018, Hancock Investment Securities received distribution fees in the amount of $2,311 for the Burkenroad Small Cap Fund.

The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

July 31, 2018 (Unaudited)

The following table summarizes the agreement:

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	n/a	0.25%	0.25%	0.25%	0.25%
Class D Shares	0.25%	n/a	n/a	n/a	n/a

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Institutional Class Shares	—	—	—	—	—
Investor Class Shares	0.25%	0.25%	0.25%	0.25%	0.25%
Class C Shares	0.25%	0.25%	0.25%	0.25%	0.25%

“—” designates that no fees are charged to this class.

“n/a” designates that the Fund does not offer this class.

To the extent that the applicable shares are held through Hancock or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment

Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds’ assets, applicable to that class of shares. During the six month period ended July 31, 2018, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $2,311, $3, $7, $4, and $2 for the Burkenroad Small Cap Fund, Diversified Income Fund, Diversified International Fund, Quantitative Long/Short Fund and U.S. Small Cap Fund, respectively.

Other

Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Notes to Financial Statements (continued)

4.	Share Transactions:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

For the six month period ended July 31, 2018 (Unaudited) and the year ended January 31, 2018.

	Burkenroad Small Cap Fund		Diversified Income Fund		Diversified International Fund		Dynamic Asset Allocation Fund
	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18
Institutional Class Shares:
Shares issued	518	1,791	393	558	200	787	345	216
Shares reinvested	—	179	10	39	—	64	—	1
Shares redeemed	(668)	(968)	(440)	(685)	(605)	(2,473)	(75)	(7)

Total Institutional Class Shares Transactions	(150)	1,002	(37)	(88)	(405)	(1,622)	270	210

Investor Class Shares:
Shares issued	353	1,545	72	36	9	34	14	5
Shares reinvested	—	490	3	14	—	2	—	—
Shares redeemed	(2,062)	(4,573)	(147)	(131)	(41)	(115)	—	(16)

Total Investor Class Shares Transactions	(1,709)	(2,538)	(72)	(81)	(32)	(79)	14	(11)

Class C Shares:
Shares issued	n/a	n/a	—	2	—	—	2	—
Shares reinvested	n/a	n/a	—	1	—	—	—	—
Shares redeemed	n/a	n/a	(6)	(25)	—	(2)	—	(2)

Total Class C Shares Transactions	n/a	n/a	(6)	(22)	—	(2)	2	(2)

Class D Shares:
Shares issued	22	44	n/a	n/a	n/a	n/a	n/a	n/a
Shares reinvested	—	35	n/a	n/a	n/a	n/a	n/a	n/a
Shares redeemed	(72)	(354)	n/a	n/a	n/a	n/a	n/a	n/a

Total Class D Shares Transactions	(50)	(275)	n/a	n/a	n/a	n/a	n/a	n/a

Net Change in Capital Shares	(1,909)	(1,811)	(115)	(191)	(437)	(1,703)	286	197

“n/a” designates that the Fund does not offer this class.

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

July 31, 2018 (Unaudited)

	International Small Cap Fund		Louisiana Tax-Free Income Fund		Microcap Fund
	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18
Institutional Class Shares:
Shares issued	270	401	32	34	205	338
Shares reinvested	—	3	—	1	—	12
Shares redeemed	(54)	(23)	(20)	(44)	(31)	(49)

Total Institutional Class Shares Transactions	216	381	12	(9)	174	301

Investor Class Shares:
Shares issued	4	7	5	11	3	4
Shares reinvested	—	—	2	4	—	1
Shares redeemed	(2)	(8)	(24)	(40)	(2)	(12)

Total Investor Class Shares Transactions	2	(1)	(17)	(25)	1	(7)

Class C Shares:
Shares issued	—	—	—	1	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class C Shares Transactions	—	—	—	1	—	—

Net Change in Capital Shares	218	380	(5)	(33)	175	294

	Mississippi Tax-Free Income Fund		Quantitative Long/Short Fund		U.S. Small Cap Fund
	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18	02/01/18 to 07/31/18	02/01/17 to 01/31/18
Institutional Class Shares:
Shares issued	36	78	840	2,169	252	1,152
Shares reinvested	—	1	—	82	—	—
Shares redeemed	(17)	(19)	(1,578)	(666)	(210)	(256)

Total Institutional Class Shares Transactions	19	60	(738)	1,585	42	896

Investor Class Shares:
Shares issued	9	34	173	730	51	47
Shares reinvested	3	8	—	22	—	—
Shares redeemed	(72)	(92)	(408)	(3,043)	(64)	(29)

Total Investor Class Shares Transactions	(60)	(50)	(235)	(2,291)	(13)	18

Class C Shares:
Shares issued	—	1	8	45	—	—
Shares reinvested	—	—	—	3	—	—
Shares redeemed	—	(1)	(50)	(87)	(2)	(2)

Total Class C Shares Transactions	—	—	(42)	(39)	(2)	(2)

Net Change in Capital Shares	(41)	10	(1,015)	(745)	27	912

Amounts designated as “—” are 0 shares or have been rounded to 0 shares.

Notes to Financial Statements (continued)

5.	Investment Transactions:

The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six month period ended July 31, 2018 were as follows:

	Burkenroad Small Cap Fund (000)	Diversified Income Fund (000)	Diversified International Fund (000)	Dynamic Asset Allocation Fund (000)	International Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	83,174	18,691	11,560	18,278	9,342
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	208,703	21,014	15,664	13,949	5,556

	Louisiana Tax-Free Income Fund (000)	Microcap Fund (000)	Mississippi Tax-Free Income Fund (000)	Quantitative Long/Short Fund (000)	U.S. Small Cap Fund (000)
Cost of Security Purchases
U.S. Government Securities	$—	$—	$—	$—	$—
Other	1,485	12,675	4,479	47,461	20,029
Proceeds from Sales and Maturities
U.S. Government Securities	$—	$—	$—	$—	$—
Other	1,741	9,294	4,887	54,378	19,492

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(accumulated loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

Each of the Funds has a tax year that ends on April 30. The following tax disclosure is representative as of April 30, 2018, except for the tax character of distributions and Federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments, which are representative as of January 31, 2018 with tax basis adjustments as of April 30, 2018.

July 31, 2018 (Unaudited)

The tax character of dividends and distributions declared during the years ended January 31, 2018 and January 31, 2017 was as follows (000):

	Ordinary Income		Long-Term Capital Gain		Tax-Exempt		Return of Capital		Totals
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Burkenroad Small Cap Fund	$—	$—	$53,132	$—	$—	$—	$—	$—	$53,132	$—
Diversified Income Fund	2,098	1,982	—	—	—	—	554	661	2,652	2,643
Diversified International Fund	2,649	3,005	—	—	—	—	—	—	2,649	3,005
Dynamic Asset Allocation Fund	56	14	—	—	—	—	—	—	56	14
International Small Cap Fund	298	129	—	—	—	—	—	—	298	129
Louisiana Tax-Free Income Fund	4	—	—	—	196	237	—	—	200	237
Microcap Fund	—	19	258	—	—	—	—	—	258	19
Mississippi Tax-Free Income Fund	8	2	—	—	401	436	—	—	409	438
Quantitative Long/Short Fund	—	—	2,175	—	—	—	—	—	2,175	—
U.S. Small Cap Fund	15	85	—	—	—	—	—	—	15	85

Amounts are as of fiscal year end, tax character will be determined upon the Funds’ tax year end April 30th.

Amounts designated as “—” are either $0 or have been rounded to $0.

As of April 30, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Burkenroad Small Cap Fund	Diversified Income Fund	Diversified International Fund	Dynamic Asset Allocation Fund	International Small Cap Fund
Undistributed ordinary income	$—	$—	$1,298	$—	$51
Undistributed long-term capital gain	65,361	—	—	—	248
Unrealized appreciation (depreciation)	198,120	222	72,315	220	1,960
Capital Loss Carryforward	—	(9,094)	(3,226)	(247)	—
Late-Year Loss Deferral	(495)	—	—	—	—
Other temporary differences	—	(17)	—	—	—

Total distributable earnings (accumulated losses)	$262,986	$(8,889)	$70,387	$(27)	$2,259

	Louisiana Tax-Free Income Fund	Microcap Fund	Mississippi Tax-Free Income Fund	Quantitative Long/Short Fund	U.S. Small Cap Fund
Undistributed ordinary income	$—	$79	$—	$304	$14
Undistributed tax-exempt income	1	—	3	—	—
Undistributed long-term capital gain	—	338	—	6,197	—
Unrealized appreciation (depreciation)	16	1,823	(18)	17,064	2,492
Capital Loss Carryforward	(200)	—	(517)	—	(886)

Total distributable earnings (accumulated losses)	$(183)	$2,240	$(532)	$23,565	$1,620

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through April 30, 2018 and specified losses realized on investment transactions from November 1, 2017 through April 30, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Notes to Financial Statements (continued)

During the year ended April 30, 2018, none of the Funds utilized capital loss carryforwards to offset realized capital gains.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2018, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period (000):

	Short-Term	Long-Term	Total Capital Loss Carryforwards
Diversified Income Fund	$6,822	$2,272	$9,094
Diversified International Fund	—	3,226	3,226
Dynamic Asset Allocation Fund	247	—	247
Louisiana Tax-Free Income Fund	169	31	200
Mississippi Tax-Free Income Fund	140	377	517
U.S. Small Cap Fund	886	—	886

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (excluding securities sold short and foreign currency) held by the Funds at July 31, 2018 were as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Burkenroad Small Cap Fund	$377,401	$215,580	$(5,350)	$210,230
Diversified Income Fund	49,030	2,135	(1,000)	1,135
Diversified International Fund	181,677	75,856	(8,653)	67,203
Dynamic Asset Allocation Fund	10,730	386	(38)	348
International Small Cap Fund	19,186	2,330	(980)	1,350
Louisiana Tax-Free Income Fund	6,436	95	(59)	36
Microcap Fund	16,887	2,620	(549)	2,071
Mississippi Tax-Free Income Fund	13,784	186	(114)	72
Quantitative Long/Short Fund	130,013	20,270	(1,528)	18,742
U.S. Small Cap Fund	29,457	4,639	(1,179)	3,460

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on securities sold short held by the Quantitative Long/Short Fund at July 31, 2018 was as follows:

	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Quantitative Long/Short Fund	$(10,469)	$510	$(279)	$231

July 31, 2018 (Unaudited)

7.	Other:

On July 31, 2018, the number of shareholders below held the following percentage of the outstanding shares of the Funds.

	Number of Shareholders	% of Outstanding Shares
Burkenroad Small Cap Fund, Institutional Class	3	46
Burkenroad Small Cap Fund, Investor Class	2	38
Burkenroad Small Cap Fund, Class D	1	12
Diversified Income Fund, Institutional Class	2	87
Diversified Income Fund, Investor Class	2	32
Diversified Income Fund, Class C	5	65
Diversified International Fund, Institutional Class	4	90
Diversified International Fund, Investor Class	—	—
Diversified International Fund, Class C	1	22
Dynamic Asset Allocation Fund, Institutional Class	2	90
Dynamic Asset Allocation Fund, Investor Class	3	63
Dynamic Asset Allocation Fund, Class C	2	70
International Small Cap Fund, Institutional Class	2	92
International Small Cap Fund, Investor Class	—	—
International Small Cap Fund, Class C	2	100
Louisiana Tax-Free Income Fund, Institutional Class	2	94
Louisiana Tax-Free Income Fund, Investor Class	2	33
Louisiana Tax-Free Income Fund, Class C	1	99
Microcap Fund, Institutional Class	2	96
Microcap Fund, Investor Class	1	35
Microcap Fund, Class C	5	95
Mississippi Tax-Free Income Fund, Institutional Class	1	98
Mississippi Tax-Free Income Fund, Investor Class	—	—
Mississippi Tax-Free Income Fund, Class C	1	99
Quantitative Long/Short Fund, Institutional Class	5	78
Quantitative Long/Short Fund, Investor Class	2	39
Quantitative Long/Short Fund, Class C	1	31
U.S. Small Cap Fund, Institutional Class	1	67
U.S. Small Cap Fund, Investor Class	3	91
U.S. Small Cap Fund, Class C	5	86

These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

8.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on the Trust’s experience, the risk of loss from such claims is considered remote.

9.	Concentration of Risks:

When the Diversified International Fund and International Small Cap Fund invest in foreign securities, they will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for each Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains realized or unrealized or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized. At July 31, 2018, the net assets of the Diversified International Fund and International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds’ concentration of investments in securities of issuers located in Louisiana and Mississippi, respectively, subject the Funds to economic conditions and government policies within those states. As a result, the Funds will be more susceptible to factors that adversely affect issuers of Louisiana or Mississippi obligations than a mutual fund that does not have as great a concentration in Louisiana or Mississippi. As with Louisiana and Mississippi municipal securities, events in any of the U.S. territories where the Funds are invested may affect the Funds’ investments and their performance.

The Louisiana Tax-Free Income and the Mississippi Tax-Free Income Funds may invest more than 25% of its assets in

Notes to Financial Statements (concluded)

municipal securities that finance similar types of projects, such as hospitals, higher education, housing industrial development, transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Equity Risk – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, interests in master limited partnerships (“MLPs”), shares of real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs and EDRs, “Depositary Receipts”), as well as shares of exchange-traded funds (“ETFs”) that attempt to track the price movement of equity indices. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, 46 is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: (i) declines in property values; (ii) increases in property taxes, operating expenses, interest rates or competition; (iii) overbuilding; (iv) zoning changes; and (v) losses from casualty or condemnation. REITs typically incur fees that are separate from those of a Fund. Accordingly, a Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Micro-, Small- and Medium-Capitalization Company Risk – Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Fixed Income Risk – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and

July 31, 2018 (Unaudited)

during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities into a declining or illiquid market. In addition to these risks, fixed income securities may be subject to the following risk:

Credit Risk – The possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

10.	New Accounting Pronouncements:

In March 2017, the FASB issued an ASU, ASU 2017-8, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. At this time, management is evaluating the implications of these changes on financial statements.

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11.	Subsequent Events:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2018.

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 23, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Horizon Advisers (the “Adviser”) and the Trust, on behalf of the Hancock Horizon Louisiana Tax-Free Income Fund, Hancock Horizon Mississippi Tax-Free Income Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Small Cap Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Diversified Income Fund, Hancock Horizon U.S. Small Cap Fund, Hancock Horizon Dynamic Asset Allocation Fund, Hancock Horizon Microcap Fund and Hancock Horizon International Small Cap Fund;

•	the sub-advisory agreement between the Adviser and EARNEST Partners, LLC (“EARNEST”), on behalf of the Hancock Horizon Diversified International Fund; and

•	the sub-advisory agreement between the Adviser and Globeflex Capital, L.P. (“Globeflex,” and, together with EARNEST, the “Sub-Advisers”), on behalf of the Hancock Horizon International Small Cap Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and Globeflex, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

July 31, 2018 (Unaudited)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining

Board Considerations in Approving and Re-Approving the Advisory and Sub-Advisory Agreements (continued)

their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Hancock Horizon Diversified International Fund or the Hancock Horizon International Small Cap Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee under the sub-advisory agreements and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

July 31, 2018 (Unaudited)

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Investment Adviser

Horizon Advisers

(an unincorporated division of Hancock Whitney Corporation)

One Hancock Plaza

P.O. Box 4019

Gulfport, MS 39502

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This material must be preceded or

accompanied by a current prospectus.

The Hancock Horizon Funds:

• Not FDIC Insured

• No Bank Guarantee

• May Lose Value

HHF-SA-001-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: October 5, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: October 5, 2018